[LOGO] LINDNER(R)
       FUNDS                                                         CONTENTS

7711 Carondelet Avenue, Suite 700  *  St. Louis, Missouri 63105  *
Tel: 314-727-5305  *  Fax: 314-727-9306


Statements of Assets & Liabilities         p.2

LINDNER GROWTH FUND
      Letter from the Fund Managers        p.6
      Schedules of Investments             p.7

LINDNER DIVIDEND FUND
      Letter from the Fund Manager         p.12
      Schedules of Investments             p.13

LINDNER UTILITY FUND
      Letter from the Fund Manager         p.17
      Schedules of Investments             p.18

LINDNER/RYBACK SMALL-CAP FUND
      Letter from the Fund Manager         p.20
      Schedules of Investments             p.21

LINDNER INTERNATIONAL FUND
      Letter from the Fund Manager         p.23
      Schedules of Investments             p.24

LINDNER HIGH-YIELD BOND FUND
      Letter from the Fund Manager         p.26
      Schedules of Investments             p.27

LINDNER BULWARK FUND
      Letter from the Fund Manager         p.29
      Schedules of Investments             p.30

LINDNER GOVERNMENT
MONEY MARKET FUND
      Letter from the Fund Manager         p.32
      Schedules of Investments             p.33

Statements of Operations                   p.34

Statements of Changes in Net Assets        p.38

Notes to Financial Statements              p.41

Financial Highlights                       p.52

Independent Auditors' Report               p.55


TO OUR SHAREHOLDERS

The fiscal year for the Lindner Funds, which ended June 30, 1998, witnessed the beginning of a slowdown in the economy, companies reporting smaller earnings gains and price/earnings ratios at an all-time high.

With a number of stocks in the S&P 500 Index trading at 50 times earnings, the market appears to have lost connection with valuation. We agree with prominent financial scholar Gary Brinson's recent statement, "At some point, there has to be a reckoning of expectations with economic reality." The underlying fundamentals have to be reflected in the stock price.

Our Portfolio Managers remain committed to Lindner Funds' "value-focused" investing style that seeks to minimize risk by investing in securities that appear to be selling for less than fundamental value as measured by earnings, cash flow and estimated private market value.

The pages that follow contain candid summaries on the performance of all funds for fiscal 1998, including the new Lindner High-Yield Bond Fund and Government Money Market Fund.

Our Portfolio Managers join me in thanking you for investing with us and for your continued interest in the Lindner Funds.


/s/ Eric E. Ryback

Eric E. Ryback
President

--------------------------------------------------------------------------------------------------
                                      LINDNER INVESTMENTS
--------------------------------------------------------------------------------------------------
                            STATEMENTS OF ASSETS AND LIABILITIES
                                         JUNE 30, 1998
                                                                 LINDNER GROWTH FUND   LINDNER DIVIDEND FUND
                                                                 -------------------   ---------------------
ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of $599,469,506,
    $1,395,607,319, $37,235,048, $47,322,522, $3,040,265 and
    $1,533,842, respectively)                                        $748,429,255         $1,502,186,445
  Affiliated issuers (identified cost $209,531,458, $86,246,781,
    $0, $0, $0, and $0, respectively) (Note 5)                        259,670,198            107,324,739
Cash                                                                    4,067,669              2,562,625
Receivables:
  Investments sold - long                                               1,850,449              3,161,932
  Dividends and interest                                                2,333,857             22,607,980
  Fund shares sold                                                      2,400,125                113,595
Unamortized organizational expense (Note 4)                                    --                     --
Receivable for expenses reimbursed by advisor                                  --                     --
Other assets                                                               61,907                 80,431
                                                                 ------------------     ------------------
    Total assets                                                    1,018,813,460          1,638,037,747
                                                                 ------------------     ------------------
LIABILITIES
Accounts payable and accrued liabilities:
  Investment securities purchased                                      12,671,423              7,696,082
  Fund shares redeemed                                                  2,518,773              3,182,282
  Distribution to shareholders (Note 8)                                        --              5,704,559
Other liabilities:
  Management fee (Note 3)                                                  72,477              2,155,135
  Organizational expense (Note 4)                                              --                     --
  Other                                                                   106,171                 92,494
                                                                 ------------------     ------------------
    Total liabilities                                                  15,368,844             18,830,552
                                                                 ------------------     ------------------
NET ASSETS                                                         $1,003,444,616         $1,619,207,195
                                                                 ==================     ==================

NET ASSETS CONSIST OF:
Capital (par value, $.01 per share, and additional paid-in
  capital)                                                           $697,371,519         $1,458,516,185
Undistributed net investment income (loss)                              9,480,871              5,814,077
Accumulated net realized gain on investments and foreign currency
  transactions                                                         97,493,962             27,221,863
Net unrealized appreciation (depreciation) on investments and
  translation of assets and liabilities in foreign currency           199,098,264            127,655,070
                                                                 ------------------     ------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                        $1,003,444,616         $1,619,207,195
                                                                 ==================     ==================

NET ASSET VALUE PER SHARE
Investor shares:
  NET ASSETS                                                       $1,003,075,526         $1,616,429,733
  SHARES OUTSTANDING                                                   45,042,937             58,591,554
                                                                 ------------------     ------------------
                                                                           $22.27                 $27.59
                                                                 ==================     ==================
Institutional shares:
  NET ASSETS                                                             $369,090             $2,777,462
  SHARES OUTSTANDING                                                       16,623                100,895
                                                                 ==================     ==================
                                                                           $22.20                 $27.53
                                                                 ==================     ==================

2                     See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------
                                                        LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                           JUNE 30, 1998
                                                                        LINDNER/RYBACK            LINDNER        LINDNER HIGH-YIELD
                                              LINDNER UTILITY FUND      SMALL-CAP FUND      INTERNATIONAL FUND        BOND FUND
                                              --------------------      --------------      ------------------   ------------------

ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of
    $599,469,506, $1,395,607,319, $37,235,048,
    $47,322,522, $3,040,265 and
    $1,533,842, respectively)                      $42,459,722            $53,389,369           $2,708,290            $1,535,869
  Affiliated issuers (identified cost
    $209,531,458, $86,246,781, $0, $0, $0,
    and $0, respectively) (Note 5)                          --                     --                   --                    --
Cash                                                  (128,182)               357,184               36,243                85,600
Receivables:
  Investments sold - long                              710,603                526,418                   --                    --
  Dividends and interest                               239,868                 17,470                5,394                31,818
  Fund shares sold                                         242                162,527                   --                   125
Unamortized organizational expense (Note 4)              1,254                  2,954               10,425                19,486
Receivable for expenses reimbursed by advisor               --                     --                   --                   569
Other assets                                             3,176                  2,723                  523                   375
                                                 ---------------        ---------------       --------------        --------------
    Total assets                                    43,286,683             54,458,645            2,760,875             1,673,842
                                                 ---------------        ---------------       --------------        --------------
LIABILITIES
Accounts payable and accrued liabilities:
  Investment securities purchased                       20,000                 55,493               93,600                    --
  Fund shares redeemed                                 300,156                 28,359               63,472                    --
  Distribution to shareholders (Note 8)                 27,830                     --                   --                 6,171
Other liabilities:
  Management fee (Note 3)                               24,114                 31,821                2,286                 1,012
  Organizational expense (Note 4)                        7,709                  7,014               12,561                20,170
  Other                                                  5,780                  5,674                2,351                   466
                                                 ---------------        ---------------       --------------        --------------
    Total liabilities                                  385,589                128,361              174,270                27,819
                                                 ---------------        ---------------       --------------        --------------
NET ASSETS                                         $42,901,094            $54,330,284           $2,586,605            $1,646,023
                                                 ===============        ===============       ==============        ==============

NET ASSETS CONSIST OF:
Capital (par value, $.01 per share, and
  additional paid-in capital)                      $32,183,305            $46,212,460           $2,841,089            $1,638,915
Undistributed net investment income (loss)              46,169                310,592                   --                 1,472
Accumulated net realized gain on investments
  and foreign currency transactions                  5,446,947              1,740,385               77,512                 3,609
Net unrealized appreciation (depreciation)
  on investments and translation of assets
  and liabilities in foreign currency                5,224,673              6,066,847             (331,996)                2,027
                                                 ---------------        ---------------       --------------        --------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES        $42,901,094            $54,330,284           $2,586,605            $1,646,023
                                                 ===============        ===============       ==============        ==============

NET ASSET VALUE PER SHARE
Investor shares:
  NET ASSETS                                       $42,892,606            $54,176,777           $2,586,277            $1,645,871
  SHARES OUTSTANDING                                 2,556,194              6,377,682              296,846               162,892
                                                 ---------------        ---------------       --------------        --------------
                                                        $16.78                  $8.49                $8.71                $10.10
                                                 ===============        ===============       ==============        ==============
Institutional shares:
  NET ASSETS                                            $8,488               $153,507                 $328                  $152
  SHARES OUTSTANDING                                       504                 18,102                   38                    15
                                                 ===============        ===============       ==============        ==============
                                                        $16.84                  $8.48                $8.63                $10.12
                                                 ===============        ===============       ==============        ==============

                       See Notes to Financial Statements                      3

------------------------------------------------------------------------------------------------------
                                        LINDNER INVESTMENTS
------------------------------------------------------------------------------------------------------
                               STATEMENT OF ASSETS AND LIABILITIES
                                           JUNE 30, 1998

                                                                                  LINDNER BULWARK FUND
                                                                                  --------------------
ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of $23,697,376)                                $18,124,138
  Affiliated issuers (identified cost $2,133,014)                                          917,768
Cash                                                                                       102,804
Receivables:
  Dividends and interest                                                                    59,177
  Investments sold - short                                                              12,142,516
Deposits with brokers for securities sold short                                          7,587,159
Unamortized organizational expense (Note 4)                                                  7,010
Other assets                                                                                 2,748
                                                                                    ----------------
    Total assets                                                                        38,943,320
                                                                                    ----------------
LIABILITIES
Accounts payable and accrued liabilities:
  Investment securities purchased                                                          281,480
  Investments sold short, at value (proceeds $12,142,516)                               10,255,625
  Short sales covered                                                                       79,868
  Fund shares redeemed                                                                      17,899
Other liabilities:
  Management fee (Note 3)                                                                   24,836
  Organizational expense (Note 4)                                                           14,960
  Other                                                                                      3,763
                                                                                    ----------------
    Total liabilities                                                                   10,678,431
                                                                                    ----------------
NET ASSETS                                                                             $28,264,889
                                                                                    ================

NET ASSETS CONSIST OF:
Capital (par value, $.01 per share, and additional paid-in
  capital)                                                                             $54,892,287
Undistributed net investment income                                                        263,514
Accumulated net realized loss on investments and foreign currency
  transactions                                                                         (21,944,952)
Net unrealized depreciation on investments and translation of
  assets and liabilities in foreign currency                                            (4,945,960)
                                                                                    ----------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                            $28,264,889
                                                                                    ================

NET ASSET VALUE PER SHARE
Investor shares:
  NET ASSETS                                                                           $28,264,781
  SHARES OUTSTANDING                                                                     5,002,615
                                                                                    ----------------
                                                                                             $5.65
                                                                                    ================
Institutional shares:
  NET ASSETS                                                                                  $108
  SHARES OUTSTANDING                                                                            18
                                                                                    ================
                                                                                             $6.02
                                                                                    ================

4                                 See Notes to Financial Statements

------------------------------------------------------------------------------------------------------
                                        LINDNER INVESTMENTS
------------------------------------------------------------------------------------------------------
                               STATEMENT OF ASSETS AND LIABILITIES
                                           JUNE 30, 1998
                                                                                   LINDNER GOVERNMENT
                                                                                   MONEY MARKET FUND
                                                                                   ------------------
ASSETS
Investment securities, at value                                                        $42,297,167
Cash                                                                                       831,357
Interest receivable                                                                        138,671
Unamortized organizational expense (Note 4)                                                 15,070
Other assets                                                                                14,688
                                                                                    ----------------
    Total assets                                                                        43,296,953
                                                                                    ----------------
LIABILITIES
Accounts payable and accrued liabilities:
  Fund shares redeemed                                                                     245,126
  Dividends                                                                                 53,919
  Organizational expense (Note 4)                                                           16,229
  Administrator fee                                                                          6,874
  Management fee                                                                             5,156
  Other                                                                                      7,216
                                                                                    ----------------
    Total liabilities                                                                      334,520
                                                                                    ----------------
NET ASSETS                                                                             $42,962,433
                                                                                    ================
NET ASSETS CONSIST OF:
Paid-in capital                                                                        $42,962,433
                                                                                    ================
SHARES OF BENEFICIAL INTEREST, $1.00 PAR VALUE
UNLIMITED SHARES AUTHORIZED, OUTSTANDING                                                42,962,433
                                                                                    ================
NET ASSET VALUE PER SHARE                                                                    $1.00
                                                                                    ================

                       See Notes to Financial Statements                      5

PERFORMANCE SUMMARY

As we write to you, these are truly the dog days of August. For the fiscal year ended June 30, 1998, the Fund returned 0.31% versus a total return of 30.2% for the S&P 500 Index. However, the growth, even in the S&P, is "suspect" because it occurred with fewer and fewer stocks going up.

This condition could be called a "zombie" market. It appears to be relatively normal on the outside while "dying" on the inside.

It does not help that the S&P has recently peaked at 30 times earnings. When stocks reach these valuations, trouble is usually close by.

So far, our response to this has been to sell many of the stocks in the portfolio. As of this writing, the number of stocks in the portfolio has been reduced to 100 from 173 on December 31, 1997. This included selling Creative Biomolecules before its stock collapsed.

We bought shares of Zeigler Coal earlier in the year and its recent acquisition has supplemented our results. Additionally, we acquired shares in Airborne Freight, Inacom and National Presto, which signify our low-multiple approach to investing, but have not added to performance in the short-term.

Existing market conditions look like those from 1972-1974. During this period, it was possible to make money in the market by holding a large cash position and maintaining positions in a few companies where growth continued.

In those days, the principal influencing factors were inflation, high interest rates and price controls. Today, contributing factors include a recession in Asia and competitive devaluation of international currencies.

These conditions are what inspired Benjamin Graham and David Dodd to publish their classic Securities Analysis textbook in which they urge investors to pay a lot of attention to book value, net working capital and earnings. It is our opinion that these principles will be helpful to today's investors.

We will continue to pay close attention to valuation and seek to reduce exposure to undesirable securities while searching for companies, whether large or small, that trade at steep discounts to their long-run business values.


/s/ Eric E. Ryback         /s/ Robert A. Lange         /s/ Gary E. Stiens

Eric E. Ryback             Bob Lange                   Gary Stiens
President                  Portfolio Manager           Director of Research


LINDNER GROWTH FUND

FUND PROFILE
-------------------------------------------------------------------------------
This diversified fund seeks long-term capital appreciation through investments in common stocks or securities convertible into common stocks. Income is a secondary objective.

                       Portfolio composition by industry
                                 June 30, 1998

                                    [GRAPH]

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------

                                SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------

LINDNER GROWTH FUND
-------------------

COMMON STOCKS (93.74.%)

Aerospace/Defense (5.19%)
  Alliant Techsystems, Inc. <Fa>, <F*>                                    822,600             $52,029,450
                                                                                        -------------------

Aircraft Component Manufacturing (0.39%)
  Avteam, Inc., Class A <F*>                                              364,100              $3,914,075
                                                                                        -------------------

Automobiles and Parts (0.86%)
  Jason, Inc. <F*>                                                        983,400              $8,604,750
                                                                                        -------------------

Brewery (0.35%)
  SUN Brewing, Ltd. - GDR <Ff>, <F*>                                      273,000              $3,480,750
                                                                                        -------------------

Business Services (2.34%)
  InaCom Corporation <F*>                                                 450,000             $14,287,500
  Scientific Software-Intercomp, Inc. <Fa>, <F*>                          868,000                 338,520
  Superior Uniform Group, Inc. <Fa>                                       497,000               8,076,250
  Wave Technologies International, Inc. <F*>                              145,000                 806,563
                                                                                        -------------------
                                                                                              $23,508,833
                                                                                        -------------------

Chemicals and Allied Products (4.28%)
  Lawter International, Inc.                                            1,600,000             $17,400,000
  Solvay & Cie S.A. <Ff>                                                  322,000              25,528,084
                                                                                        -------------------
                                                                                              $42,928,084
                                                                                        -------------------

Computers and Electronic Equipment (7.55%)
  Adaptec, Inc. <F*>                                                      805,000             $11,521,562
  Gradco Systems, Inc. <Fa>, <F*>                                         776,000               5,238,000
  NCR Corporation <F*>                                                    600,000              19,500,000
  Oak Technology, Inc. <Fa>, <F*>                                       2,462,000              11,232,875
  Unisys Corporation <F*>                                               1,000,000              28,250,000
                                                                                        -------------------
                                                                                              $75,742,437
                                                                                        -------------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                 Value
----------------------------------------------                   -------------------    -------------------
Construction and Real Estate (1.71%)
  Abengoa S.A. <Ff>                                                        47,322              $4,355,392
  Blagovno Trgovinski Center - GDR - Rule 144A <Fr> (Acquired
    7/25/97 - 5/7/98, Cost $2,923,000)                                    315,000               1,984,500
  Butler Manufacturing Company                                            296,700              10,106,344
  Mostostal Export Corporation <Ff>                                       444,400                 688,202
                                                                                        -------------------
                                                                                              $17,134,438
                                                                                        -------------------

Distributors (0.81%)
  SED International Holdings, Inc. <Fa>, <F*>                           1,000,000              $8,125,000
                                                                                        -------------------

Energy (7.60%)
  Barrington Petroleum Ltd. <Ff>, <F*>                                  1,105,500              $2,856,783
  Bitech Petroleum Corporation
    Common stock <Ff>, <F*>                                               304,100                 661,761
    Common stock - Rule 144A <Ff>, <F*>, <Fr> (Acquired 5/23/97,
      Cost $3,062,787)                                                  2,000,000               4,352,261
  Harken Energy Corporation <F*>                                        3,105,800              14,946,663
  Huntway Refining Company <Fa>, <F*>                                   1,198,468               1,947,511
  Lukoil Oil Company - ADR <F*>, <Fr> (Acquired 5/20/96 -
    5/20/98, Cost $1,607,925)                                              32,000               1,056,000
  Occidental Petroleum Corporation                                        550,000              14,850,000
  Siem Industries, Inc.,
    (formerly Norex Industries, Inc.) <Fa>, <F*>                        1,275,200              21,837,800
  USX-Marathon Group                                                      400,000              13,725,000
                                                                                        -------------------
                                                                                              $76,233,779
                                                                                        -------------------

Environmental Services (1.46%)
  Laidlaw Environmental Services, Inc. <F*>                             2,261,000              $8,196,125
  Recycling Industries, Inc. <Fa>, <F*>                                 1,100,000               6,462,500
                                                                                        -------------------
                                                                                              $14,658,625
                                                                                        -------------------

                       See Notes to Financial Statements                      7


-----------------------------------------------------------------------------------------------------------
                                           LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                               SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                 Value
----------------------------------------------                   ------------------     -------------------
LINDNER GROWTH FUND
-------------------
Financial Services (9.09%)
  Banco de Colombia S.A. - GDR - Rule 144A <Fr> (Acquired 4/25/96
    - 6/10/96, Cost $2,218,750)                                           250,000              $1,312,500
  Bank Inicjatyw Gospodarczych
    Common Stock <Ff>                                                   2,100,000               2,800,401
    Common Stock - GDR                                                    338,000               6,557,200
  Banque Libanaise pour le Commerce SAL
    GDR - Rule 144A <F*>, <Fr> (Acquired 12/11/96 - 12/31/96,
    Cost $2,383,500)                                                      200,000               2,810,000
  CORUS Bankshares, Inc.                                                  664,958              26,764,560
  Eesti Uhispank - GDR - Rule 144A <F*>, <Fr> (Acquired 3/6/98 -
    5/22/98, Cost $3,786,281)                                             262,500               2,113,125
  International Bancshares Corporation                                    484,175              32,016,072
  Union Planters Corporation                                              286,100              16,826,256
                                                                                        -------------------
                                                                                              $91,200,114
                                                                                        -------------------

Gasoline Distribution (0.10%)
  DOR Energy - GDR - Rule 144A <F*>, <Fr> (Acquired 6/19/98, Cost
    $1,000,800)                                                           139,000              $1,000,800
                                                                                        -------------------

Healthcare (1.67%)
  Comprehensive Care Corporation - Rule 144A <Fa>, <F*>, <Fr>
    (Acquired 2/3/95 - 7/14/95, Cost $1,410,000)                          250,000              $2,453,125
  Hyseq, Inc. -
    Common Stock <Fa>, <F*>                                                 5,000                  54,063
    Rule 144A <Fa>, <F*>, <Fr> (Acquired 4/25/96 - 10/16/97, Cost
      $4,142,800)                                                         720,000               6,645,600
  Rightchoice Managed Care, Inc., Class A <F*>                            516,300               6,550,556
  Slovakofarma, A.S. - GDR - Rule 144A <F*>, <Fr> (Acquired
    10/7/97 - 10/9/97, Cost $2,034,202)                                   200,000               1,104,000
                                                                                        -------------------
                                                                                              $16,807,344
                                                                                        -------------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Hotel Operator (0.35%)
  Orbis S. A. <Ff>, <F*>                                                  400,000              $3,556,065
                                                                                        -------------------

Industrial Products and Services (4.57%)
  Buderus AG <Ff>                                                           5,000              $2,493,352
  Mark IV Industries, Inc.                                                300,000               6,487,500
  Quixote Corporation <Fa>                                                713,000               8,734,250
  Tecumseh Products Company,
    Class A                                                                 2,100                 110,906
    Class B                                                               125,000               7,156,250
  Transtechnology Corporation <Fa>                                        316,000               8,117,250
  Vitro, Sociedad Anonima - ADR <F*>                                    2,000,000              12,750,000
                                                                                        -------------------
                                                                                              $45,849,508
                                                                                        -------------------

Insurance (7.30%)
  Acceptance Insurance Companies, Inc. <F*>                               450,000             $11,053,125
  Gainsco, Inc. <Fa>                                                    1,263,900               8,294,344
  Hilb, Rogal and Hamilton Company <Fa>                                 1,000,000              15,625,000
  Old Republic International Corporation                                1,145,625              33,581,133
  PICO Holdings, Inc. <F*>                                              1,092,321               4,710,634
                                                                                        -------------------
                                                                                              $73,264,236
                                                                                        -------------------

Investments (2.19%)
  Antofagasta Holdings P.L.C. <Ff>                                        950,000              $4,002,586
  Dundee Bancorp, Inc. <Ff>, <F*>                                         300,400               4,749,609
  Minorco - ADR                                                         1,110,000              13,250,625
                                                                                        -------------------
                                                                                              $22,002,820
                                                                                        -------------------

Leisure/Entertainment (3.53%)
  American Classic Voyages Company <F*>                                   536,200              $7,908,950
  Arctic Cat, Inc.                                                        500,500               4,942,437
  International Speedway Corporation, Class B                             417,330              12,102,570
  Sotheby's Holdings, Inc.                                                467,600              10,462,550
                                                                                        -------------------
                                                                                              $35,416,507
                                                                                        -------------------


8                      See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------
                                          LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                              SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER GROWTH FUND
-------------------
Manufacturing - Consumer Goods (1.16%)
  National Presto Industries, Inc.                                        300,000             $11,681,250
                                                                                        -------------------

Manufacturing - Industrial Products (0.32%)
  Dogi S. A. <Ff>, <F*>                                                   200,090              $3,202,172
                                                                                        -------------------

Metals Processing (0.70%)
  Republic Engineered Steels, Inc. <Fa>, <F*>                           1,138,000              $4,907,625
  Seversky Tube Works - ADR <F*>                                          145,054               2,103,283
                                                                                        -------------------
                                                                                               $7,010,908
                                                                                        -------------------

Mining (5.88%)
  Ashanti Goldfields Company, Ltd. - GDR                                  232,910              $1,892,394
  Bema Gold Corporation <Ff>, <F*>                                        812,200               1,314,543
  Energy Resources of Australia Ltd <Ff>                                1,925,905               3,601,829
  Getchell Gold Corporation <F*>                                          239,800               3,597,000
  Goldcorp Inc., Class A <F*>                                           1,365,800               6,405,602
  Gold Reserve Corporation <Ff> <F*>                                      538,550               1,036,448
  Greenstone Resources, Ltd. - Rule 144A <Ff>, <F*>, <Fr>
    (Acquired 7/23/97 - 1/22/98, Cost $3,464,213)                         390,700               1,472,939
  Kinross Gold Corporation <Ff>, <F*>                                     950,000               3,087,500
  Meridian Gold, Inc. <F*>                                              2,153,800               4,576,825
  Newmont Gold Company                                                    360,200               8,892,438
  The Pioneer Group, Inc.                                                 275,000               7,235,938
  Prime Resources Group, Inc. <Ff>                                        450,000               3,151,989
  Southernera Resources, Ltd. <Fa>, <F*>                                1,300,300               5,615,031
  Uranium Resources, Inc. <Fa>, <F*>                                      855,525               1,844,769
  Zeigler Coal Holding Company                                            309,700               5,303,612
                                                                                        -------------------
                                                                                              $59,028,858
                                                                                        -------------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Oil & Gas Exploration/Production (3.57%)
  Cabot Oil & Gas Corporation, Class A                                    534,900             $10,698,000
  Sasol, Ltd. <Ff>                                                      1,000,000               5,831,919
  Sonat, Inc.                                                             500,000              19,312,500
                                                                                        -------------------
                                                                                              $35,842,419
                                                                                        -------------------

Oilfield Services (1.19%)
  Hvide Marine, Inc., Class A <F*>                                        253,800              $3,442,162
  Pride International, Inc. <F*>                                          500,000               8,468,749
                                                                                        -------------------
                                                                                              $11,910,911
                                                                                        -------------------

Paper, Printing and Publishing (1.55%)
  American Media, Inc., Class A <F*>                                    1,715,900             $11,367,838
  P.H. Glatfelter Company                                                 264,900               4,188,731
                                                                                        -------------------
                                                                                              $15,556,569
                                                                                        -------------------

Real Estate Investment Trust (1.61%)
  Novastar Financial, Inc. <Fa>                                           449,900              $7,367,113
  Ramco-Gershenson Properties Trust <Fa>                                  461,900               8,776,100
                                                                                        -------------------
                                                                                              $16,143,213
                                                                                        -------------------

Retail Trade (3.95%)
  CPI Corporation <Fa>                                                    822,000             $19,573,875
  Juno Lighting, Inc.                                                     557,000              13,159,125
  Wolohan Lumber Company <Fa>                                             529,300               6,913,981
                                                                                        -------------------
                                                                                              $39,646,981
                                                                                        -------------------

Steel Production (0.92%)
  Nucor Corporation                                                       200,000              $9,200,000
                                                                                        -------------------

                       See Notes to Financial Statements                      9


-----------------------------------------------------------------------------------------------------------
                                          LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                             SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER GROWTH FUND
--------------------
Telecommunications (1.05%)
  Vertex Communications Corporation <Fa>, <F*>                            448,000             $10,528,000
                                                                                        -------------------

Transportation (7.01%)
  Anangel-American Shipholdings Ltd. <Fa>, <F*>                           812,900              $5,893,525
  Frontline Ltd. - ADR <Fa>, <F*>                                         405,500               3,193,312
  Kirby Corporation <F*>                                                  400,000              10,100,000
  Marine Transport Lines, Inc. <F*>                                       223,500                 907,969
  MIF Ltd. - ADR - Rule 144A <Ff>, <F*>, <Fr> (Acquired 12/20/96
    - 4/10/97, Cost $4,250,000)                                           312,732               6,113,221
  Oglebay Norton Company                                                  178,744               7,060,388
  OMI, Inc. <Fa>, <F*>                                                  2,235,000              17,880,000
  Overseas Shipholding Group, Inc.                                        791,300              16,122,737
  Wah Kwong Shipping Holdings Ltd. <Ff>                                 5,025,759               3,113,331
                                                                                        -------------------
                                                                                              $70,384,483
                                                                                        -------------------

Utilities (2.63%)
  El Paso Electric Company <F*>                                         1,873,200             $17,210,025
  Huaneng Power International - ADR <F*>                                  222,700               2,992,531
  Korea Electric Power Company - ADR                                      376,800               2,684,700
  Unified Energy Systems - Reg S - ADR <Ff>, <F*>, <Fr> (Acquired
    11/19/97 - 6/11/98, Cost $5,801,625)                                  248,000               3,472,000
                                                                                        -------------------
                                                                                              $26,359,256
                                                                                        -------------------

Miscellaneous (0.86%)                                                                          $8,684,120
                                                                                        -------------------

Total Common Stocks (Cost $737,729,400)                                                      $940,636,754
                                                                                        -------------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
PREFERRED STOCKS (1.82%)

Airline (1.03%)
  Trans World Airlines, Inc. $4.625 - Rule 144A <Fr> (Acquired
    6/24/98 - 6/26/98, Cost $10,176,625)                                  135,000             $10,395,000
                                                                                        -------------------

Business Services (0.33%)
  Interleaf, Inc., Series C, convertible - Rule 144A <F*>, <Fr>
    (Acquired 10/15/96, Cost $5,000,000)                                  505,174              $3,293,734
                                                                                        -------------------

Energy (0.11%)
  Westmoreland Coal Company, 8.50%, voting convertible <Fa>, <F#>         227,984              $1,111,422
                                                                                        -------------------

Healthcare (0.31%)
  Comprehensive Care Corp., 4%, convertible - Rule 144A <Fr>
    (Acquired 4/29/97, Cost $4,336,838)                                    41,260              $3,066,856
                                                                                        -------------------

Mining (0.04%)
  Ashanti Goldfields Company, Ltd., $0.648                                204,517                $425,395
                                                                                        -------------------

Total Preferred Stocks (Cost $20,980,698)                                                     $18,292,407
                                                                                        -------------------

10                     See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------
                                        LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                           SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER GROWTH FUND
-------------------

NON-CONVERTIBLE BONDS (1.28%)

Energy (0.35%)
  Huntway Partners L.P., 12%, due 2005 - Rule 144A <Fr> (Acquired
    5/19/94 - 12/16/97, Cost $3,503,059)                               $3,503,223              $3,503,223
                                                                                        -------------------

Financial Services (0.93%)
  Beal Financial Corporation, 12.75%, due 2000                         $5,675,000              $6,100,625
  WSFS Financial Corporation, 11% due 2005                              3,050,000               3,233,000
                                                                                        -------------------
                                                                                               $9,333,625
                                                                                        -------------------

Total Non-Convertible Bonds (Cost $12,486,521)                                                $12,836,848
                                                                                        -------------------

CONVERTIBLE BONDS (0.60%)

Mining (0.10%)
  Dayton Mining Corporation, 7%, due 2002 - Rule 144A <Ff>, <Fr>
    (Acquired 2/12/97, Cost $1,500,000)                                $1,500,000                $986,250
                                                                                        -------------------

Telecommunications (0.50%)
  Metricom, Inc., 8%, due 2003 - Rule 144A <Fr> (Acquired
    8/21/96, Cost $5,982,000)                                          $5,982,000              $5,024,880
                                                                                        -------------------

Total Convertible Bonds (Cost $7,482,000)                                                      $6,011,130
                                                                                        -------------------

U.S. TREASURY BILLS (0.19%)

  Maturing 7/30/98 (Cost $1,892,944)                                   $1,900,000              $1,892,913
                                                                                        -----------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
U.S. GOVERNMENT AGENCY SECURITIES (2.83%)

  FHDN, 7/2/98                                                           $700,000                $699,896
  FHDN, 7/24/98                                                        19,400,000              19,333,690
  FMCDN, 07/06/98                                                       4,900,000               4,896,338
  FNMA, 5.43%, 7/2/98                                                   3,500,000               3,499,477
                                                                                        -------------------
    (Cost $28,429,401)                                                                        $28,429,401
                                                                                        -------------------

Total Investments (Cost $809,000,964)                                      100.46%         $1,008,099,453

Excess of Other Liabilities over Assets                                     -0.46%            ($4,654,837)
                                                                 ------------------     -------------------

Net Assets                                                                 100.00%         $1,003,444,616
                                                                 ==================     ===================

<F*> Non-income producing
<Fa> Denotes security is affiliated (See Note 6)
<Ff> Denotes security primarily traded in foreign markets
<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30, 1998 was $62,160,014 which represented 6.19% of net assets.
<F#> Dividends are in arrears
ADR - American Depository Receipts
GDR - Global Depository Receipts
FHDN - Federal Home Discount Note
FMCDN - Federal Home Loan Mortgage Corporation Discount Note
FNMA - Federal National Mortgage Association

                       See Notes to Financial Statements                     11

PERFORMANCE SUMMARY

The Lindner Dividend Fund finished the year with a total return of 14.75% compared with the S&P 500's total return of 30.2%. During the same period, the yield on the 30-year Treasury Bond traded in a range of 6.79% to 5.62%, a decline of more than 110 points.

The portfolio's average yield for the year was 5.69%, which compares very favorably to the one-year Treasury Bill rate of 4.9% and the 30-year Treasury Bond's 5.6% yield.

The Fund's average yield has held steady over the past year during this dramatic decrease in interest rates. As of this writing, the Fund's average yield has increased to 6.42% while the one-year Treasury Bill rate has dropped to 4.1%.

The Fund has been able to achieve this dramatic increase in yield due to the restructuring of the portfolio in the first quarter. By intentionally changing its composition of stocks, bonds and convertible preferreds, the Fund reduced volatility and placed more emphasis on its primary objective, the production of current income. The Fund's non-income-producing securities went from 12% of the portfolio to 4.93%, and represent only 4.3% of the portfolio at this writing. The proceeds from the sales of these securities were used to purchase high-yielding convertible preferred stock and high-yielding corporate bonds.

The percentage of common stocks dropped from 35% to 25%, further reducing the Fund's exposure to a declining market. The industry composition consists of 15.3% in utilities, 2.7% in financial securities and 3.9% in oil and gas. All three industries have historically high dividend payouts.

The number of holdings in the portfolio was reduced by 53 names during the past 12 months, bringing the year-end total to 107. This was done to take gains on the securities we felt had reached the Fund's return objective and make the portfolio less cumbersome to manage. In the future, the portfolio will not exceed 100 names.

During the past year, the Fund restructured its portfolio to become more defensive. This proved to be the right move as the stock market has declined nearly 10% since the fiscal year end, while the Fund has increased the average yield of its portfolio.

I wish to thank you for your continued interest in the Lindner Dividend Fund. We will make every effort to try to provide you with a steady source of income without incurring undue risk.


/s/ Eric E. Ryback

Eric E. Ryback
President



LINDNER DIVIDEND FUND

FUND PROFILE
-------------------------------------------------------------------------------
This fund's primary objective is to generate current income; capital appreciation is a secondary goal. Investments include common stocks, convertible and non-convertible preferred stocks and corporate bonds, and debt securities issued or guaranteed by the U.S. government or its agencies.

                           Portfolio composition by
                              investment category
                                 June 30, 1998

                                    [GRAPH]

-----------------------------------------------------------------------------------------------------------
                                           LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                              SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER DIVIDEND FUND
---------------------

COMMON STOCKS (25.49%)

Energy (3.44%)
  Bitech Petroleum Corporation <Ff>, <F*>                               2,136,495              $4,649,292
  Harken Energy Corporation <Fa>, <F*>                                  7,020,000              33,783,750
  Transportador Gas SUR - ADR                                           1,500,000              17,250,000
                                                                                        -------------------
                                                                                              $55,683,042
                                                                                        -------------------

Financial Services (0.41%)
  American Bank of Connecticut <Fa>                                       244,600              $6,665,350
                                                                                        -------------------

Healthcare (0.34%)
  Hyseq, Inc. - Rule 144A <F*>, <Fr> (Acquired 4/25/96, Cost
    $2,500,000)                                                           600,000              $5,538,000
                                                                                        -------------------

Mining (0.11%)
  Atlas Corporation <F*>                                                  197,414                 $39,483
  Uranium Resources, Inc.,
    Common stock <Fa>, <F*>                                               339,000                 730,986
    Common stock <Fa>, <F*>, <Fr> (Acquired 5/19/94 - 12/22/95,
      Cost $2,000,000)                                                    500,000               1,078,150
                                                                                        -------------------
                                                                                               $1,848,619
                                                                                        -------------------

Oil & Gas Exploration (1.79%)
  Sonat, Inc.                                                             750,000             $28,968,750
                                                                                        -------------------

Real Estate Investment Trusts (2.06%)
  Hanover Capital Mortgage Holdings, Inc., Common stock <Fa>              469,700              $4,462,150
  Novastar Financial, Inc.,
    Common stock <Fa>                                                     100,000               1,637,500
    Common stock - Rule 144A <Fa>, <Fr> (Acquired 5/19/94 -
      12/6/96, Cost $9,020,004)                                           666,667              10,916,670
  Ramco-Gershenson Properties Trust                                       118,475               2,251,025
  Redwood Trust, Inc. <Fa>                                                800,000              14,050,000
                                                                                        -------------------
                                                                                              $33,317,345
                                                                                        -------------------

Transportation (0.31%)
  Sea Containers Ltd., Class B                                            100,000              $3,837,500


                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                   Value
----------------------------------------------                   -------------------    -------------------
Transportation (continued)

  Transportacion Maritima Mexicana - ADR                                  179,800              $1,191,175
                                                                                        -------------------
                                                                                               $5,028,675
                                                                                        -------------------

Utilities (Gas, Electric & Water) (16.78%)
  Ameren Corporation (formerly Union Electric Company)                    600,000             $23,850,000
  DTE Energy Company                                                      792,900              32,013,338
  Dominion Resources, Inc.                                              1,000,000              40,750,000
  El Paso Electric Company <Fa>, <F*>                                   3,700,700              34,000,181
  P P&L Resources, Inc.                                                 1,000,000              22,687,500
  Potomac Electric Power Company                                        1,000,000              25,062,500
  Public Service Enterprise Group, Inc.                                 1,500,000              51,656,250
  Puget Sound Energy, Inc.                                                600,000              16,087,500
  Western Resources, Inc.                                                 659,700              25,604,606
                                                                                        -------------------
                                                                                             $271,711,875
                                                                                        -------------------

Miscellaneous (0.25%)                                                                          $4,033,011
                                                                                        -------------------

Total Common Stocks (Cost $364,230,119)                                                      $412,794,667
                                                                                        -------------------

PREFERRED STOCKS (44.46%)

Airline (3.65%)
  Trans World Airlines, Inc.
    $4.625 convertible - Rule 144A <Fr> (Acquired 11/26/97 -
      6/30/98, Cost $7,297,500)                                           130,000             $10,010,000
    8% convertible                                                      1,242,400              49,074,800
                                                                                        -------------------
                                                                                              $59,084,800
                                                                                        -------------------

Broadcast/Media (3.55%)
  CSC Holdings, Inc., Series I, 8.50% convertible (formerly
    Cablevision Systems Corporation)                                      900,000             $57,543,750
                                                                                        -------------------

Computer and Electronic Equipment (6.79%)
  The Titan Corporation, $1.00 convertible                                 70,300                $979,806

                       See Notes to Financial Statements                    13


-----------------------------------------------------------------------------------------------------------
                                           LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER DIVIDEND FUND
---------------------

Computer and Electronic Equipment (continued)

  Unisys Corporation, $3.75 convertible                                 1,800,000             $94,050,000
  Vanstar Financing Trust, 6.75% convertible                              366,000              14,960,250
                                                                                        -------------------
                                                                                             $109,990,056
                                                                                        -------------------

Construction and Real Estate (0.84%)
  LSB Industries, Inc., $3.25 convertible                                 423,900             $13,670,775
                                                                                        -------------------

Energy (6.80%)
  ICO, Inc., $1.6875 convertible                                          442,500              $9,292,500
  Lasmo PLC, Series A, 10%                                                492,600              12,899,962
  Maxus Energy Corporation, 10%                                           200,000               5,150,000
  McDermott International, Inc., $2.20 convertible                        319,200              11,331,600
  Unocal Corporation, $3.125 convertible                                  350,000              19,075,000
  Western Gas Resources, Inc., $2.65 convertible                        1,351,800              52,382,250
                                                                                        -------------------
                                                                                             $110,131,312
                                                                                        -------------------

Financial Services (1.52%)
  ARM Financial Group, Inc., 9.5%                                         140,000              $3,605,000
  Community Bank, Series B, 13%                                           196,500               5,403,750
  Credit Lyonnais Capital S.C.A., 9.5% - Rule 144A <Fr> (Acquired
    7/12/93, Cost $15,000,000)                                            600,000              15,600,000
                                                                                        -------------------
                                                                                              $24,608,750
                                                                                        -------------------

Food Distribution (1.51%)
  Chiquita Brands International, Inc., Series A, $2.875                   533,000             $24,451,375
                                                                                        -------------------

Metals Processing (3.80%)
  Armco Inc., $3.625 convertible                                          434,000             $22,296,750
  USX Corporation, 6.5% convertible                                       816,700              39,303,688
                                                                                        -------------------
                                                                                              $61,600,438
                                                                                        -------------------

Mining (3.02%)
  Battle Mountain Gold Company, $3.25                                      55,000              $2,519,688
  Freeport-McMoran Copper & Gold, Inc.,
    Series B, variable rate                                                12,100                 256,369
    Series C, variable rate                                               751,700              14,235,319

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Mining (continued)

  Pittston Company, $3.125 convertible - Rule 144A <Fr> (Acquired
    1/11/94 - 5/21/98, Cost $34,407,975)                                  839,200             $31,889,600
                                                                                        -------------------
                                                                                              $48,900,976
                                                                                        -------------------

Oilfield Services (1.31%)
  Hvide Marine, Inc., 6.5% convertible                                    500,000             $21,187,500
                                                                                        -------------------

Paper, Printing and Publishing (0.20%)
  Interleaf, Inc., Series C, convertible - Rule 144A <Fr>
    (Acquired 10/15/96, Cost $5,000,000)                                  505,174              $3,293,734
                                                                                        -------------------

Real Estate Investment Trusts (0.68%)
  Prime Retail, Inc.,
    $2.125 convertible                                                    202,600              $4,153,300
    $2.625 preferred                                                      260,000               6,857,500
                                                                                        -------------------
                                                                                              $11,010,800
                                                                                        -------------------

Retail Trade (1.97%)
  Cendent Corporation, 7.5% convertible                                   850,000             $31,821,875
                                                                                        -------------------

Steel Production (1.97%)
  Bethlehem Steel Corporation, $3.50 convertible - Rule 144A <Fr>
    (Acquired 8/1/97 - 10/31/97, Cost $30,886,750)                        712,500             $31,884,375
                                                                                        -------------------

Telecommunications (2.76%)
  Nextlink Communications, Inc., 6.50%, convertible - Rule 144A
    <Fr> (Acquired 3/31/98 - 6/24/98, Cost $40,884,020)                   855,000             $44,673,750
                                                                                        -------------------

Utilities (Gas, Electric & Water) (1.37%)
  Central Maine Power Company,
    4.75%                                                                   8,300                $546,762
    5.25%                                                                  42,500               3,091,875
  Cleveland Electric Illuminating Company, Series S, 9%                    16,000              17,120,000
  Texas-New Mexico Power Company, 4.65%                                    16,300               1,320,300
                                                                                        -------------------
                                                                                              $22,078,937
                                                                                        -------------------


14                     See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------
                                          LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                              SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER DIVIDEND FUND
---------------------
Miscellaneous (2.72%)                                                                         $44,044,238
                                                                                        -------------------

Total Preferred Stocks (Cost $656,469,512)                                                   $719,977,441
                                                                                        -------------------

NON-CONVERTIBLE BONDS (17.93%)

Aerospace/Defense (0.67%)
  Alliant Techsystems, Inc., 11.375%, due 2003                        $10,000,000             $10,887,500
                                                                                        -------------------

Airlines (2.26%)
  Canadian Airlines Corporation, 10%, due 2005                        $14,975,000             $15,199,625
  Trans World Airlines, Inc., 11.375%, due 2006 - Rule 144A <Fr>
    (Acquired 2/26/98, Cost $10,000,000)                               10,000,000              10,062,500
    12%, due 2002                                                      10,750,000              11,368,125
                                                                                        -------------------
                                                                                              $36,630,250
                                                                                        -------------------

Apparel & Other Textile Products (1.00%)
  Hartmarx Corporation, 10.875%, due 2002                             $15,555,000             $16,254,975
                                                                                        -------------------

Computer and Electronic Equipment (0.09%)
  Scientific Software-Intercomp, Inc., 7% Note, due 2001 with warrants attached - Rule 144A <F##>, <Fr> (Acquired 4/26/96,
    Cost $5,000,000)                                                   $5,000,000              $1,250,000
  Streamlogic Corporation, 14%, due 1998 <F##>                            832,976                 166,596
                                                                                        -------------------
                                                                                               $1,416,596
                                                                                        -------------------

Environmental Services (0.10%)
  Recycling Industries, Inc.,
    13%, due 2005 - Rule 144A <Fr> (Acquired 5/22/98, Cost
      $668,425)                                                          $685,000                $698,700
    13%, due 2005 - Rule 144A <Fr> (Acquired 6/4/98, Cost
      $854,250)                                                           850,000                 867,000
                                                                                        -------------------
                                                                                               $1,565,700
                                                                                        -------------------

Financial Services (4.51%)
  Beal Financial Corporation, 12.75%, due 2000                        $27,500,000             $29,562,500
  Mego Mortgage Corporation,
    12 1/2%, due 2001                                                   6,000,000               5,910,000

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Financial Services (continued)

    12 1/2%, due 2001 - Rule 144A <Fr> (Acquired 10/15/97, Cost
      $5,050,000)                                                      $5,000,000              $4,925,000
  TeleBanc Financial Corporation, 11.5%, due 2004                       1,500,000               1,500,000
  WSFS Financial Corporation, 11%, due 2005                            19,150,000              20,299,000
  Wilshire Financial Services Group, 13%, due 2004                     10,000,000              10,875,000
                                                                                        -------------------
                                                                                              $73,071,500
                                                                                        -------------------

Manufacturing - Consumer Goods (0.18%)
  Decora Industries, Inc., 11%, due 2005 - Rule 144A <Fr>
    (Acquired 4/24/98, Cost $2,890,055)                                $2,960,000              $2,893,400
                                                                                        -------------------

Mining (1.63%)
  Kaiser Aluminum & Chemical Corporation, 9.875%, due 2002            $25,500,000             $26,328,750
                                                                                        -------------------

Paper, Printing and Publishing (1.16%)
  United States Banknote Corporation, 10.375%, due 2002               $18,100,000             $18,801,375
                                                                                        -------------------

Satellite Communications (2.18%)
  Iridium LLC, 13%, due 2005                                          $12,000,000             $12,930,000
  Iridium Operating LLC, 10.875%, due 2005                             20,000,000              22,350,000
                                                                                        -------------------
                                                                                              $35,280,000
                                                                                        -------------------

Transportation (2.60%)
  Global Ocean Carriers Ltd., 10.25%, due 2007                        $20,000,000             $18,100,000
  Transportacion Maritima Mexicana, S.A. de C.V., 9.25%, due 2003      26,100,000              24,012,000
                                                                                        -------------------
                                                                                              $42,112,000
                                                                                        -------------------

Utilities (Gas, Electric & Water) (1.27%)
  Gascart, 9%, due 1999 - Rule 144A <Fr> (Acquired 1/13/94 -
    9/11/96, Cost $9,494,225)                                         $10,816,000             $10,870,080
  Public Service Company of New Mexico, 10.3%, due 2014                 3,151,000               3,351,403


                       See Notes to Financial Statements                     15

-----------------------------------------------------------------------------------------------------------
                                          LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                             SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER DIVIDEND FUND
---------------------

Utilities (continued)

  Texas-New Mexico Power Company, 9.25%, due 2000                      $6,000,000              $6,341,028
                                                                                        -------------------
                                                                                              $20,562,511
                                                                                        -------------------

Miscellaneous (0.28%)                                                                          $4,488,269
                                                                                        -------------------

Total Non-Convertible Bonds (Cost $284,557,451)                                              $290,292,826
                                                                                        -------------------

CONVERTIBLE BONDS (9.75%)

Computer and Electronic Equipment (2.50%)
  Intevac, Inc., 6.50%, due 2004 - Rule 144A <Fr> (Acquired
    1/22/98 - 2/18/98, Cost $2,263,560)                                $2,848,000              $2,456,400
  Quantum Corporation, 7%, due 2004                                    12,000,000              11,520,000
  Reptron Electronics, Inc., 6.75%, due 2004                           13,500,000              10,800,000
  Richey Electronics, Inc., 7%, due 2006                               17,095,000              15,770,137
                                                                                        -------------------
                                                                                              $40,546,537
                                                                                        -------------------

Engineering & Manufacturing (0.51%)
  Intermagnetics General Corporation, 5.75%, due 2003 - Rule 144A
    <Fr> (Acquired 7/22/97 - 11/25/97, Cost $7,713,088)                $8,225,000              $8,019,375
                                                                                        -------------------

Mining (0.24%)
  Atlas Corporation, 9%, due 1998 - Rule 144A <Fr> (Acquired
    6/1/95, Cost $2,680,095)                                           $3,500,000                 $35,000
  Uranium Resources, Inc., 6.5%, due 2000 - Rule 144A <Fr>
    (Acquired 5/22/95, Cost $4,500,000)                                 4,500,000               3,915,000
                                                                                        -------------------
                                                                                               $3,950,000
                                                                                        -------------------

Real Estate Investment Trust (0.45%)
  Sizeler Property Investors, Inc., 8%, due 2003                       $7,300,000              $7,236,125
                                                                                        -------------------

Retail Trade (1.65%)
  Charming Shoppes, 7.5%, due 2006                                    $28,025,000             $26,728,844
                                                                                        -------------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Telecommunications (3.57%)
  International CableTel Inc., 7%, due 2008 - Rule 144A <Fr>
    (Acquired 6/7/96 - 4/4/97, Cost $28,508,750)                      $30,000,000             $45,262,500
  Metricom Inc., 8%, due 2003 - Rule 144A <Fr> (Acquired 8/21/96,
    Cost $15,000,000)                                                  15,000,000              12,600,000
                                                                                        -------------------
                                                                                              $57,862,500
                                                                                        -------------------

Miscellaneous (0.83%)                                                                         $13,468,799
                                                                                        -------------------

Total Convertible Bonds (Cost $147,961,750)                                                  $157,812,180
                                                                                        -------------------

U.S. TREASURY BILLS (1.77%)

  Maturing 7-2-98 to 7-23-98 (Cost $28,635,268)                       $28,700,000             $28,634,070
                                                                                        -------------------

Total Investments (Cost $1,481,854,100)                                     99.40%         $1,609,511,184

Excess of Other Assets over Liabilities                                      0.60%             $9,696,011
                                                                 ------------------     -------------------

Net Assets                                                                 100.00%         $1,619,207,195
                                                                 ==================     ===================

<F*> Non-income producing
<Fa> Denotes security is affiliated (See Note 6)
<Ff> Denotes security primarily traded in foreign markets
<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30, 1998 was $258,739,236 which represented 15.98% of net assets.
<F##> Denotes bond is in default and is non-income producing
ADR - American Depository Receipts

16                     See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Utility Fund finished the fiscal year 1998 with a total return of 15.53%. This compares to the total returns of the Dow Jones and New York Stock Exchange utility indices of 34.18% and 38.10% respectively. The bulk of the underperformance can be attributed to two areas. First we had exposure to energy investments -- predominately in natural gas where the commodity price held up well but the stock prices were illogically pulled down with oil weakness. Secondly, our value investing style exposed glaringly cheap investments in basic service industries (electric, telephone, and energy) in emerging countries. While we had no exposure to Asia, the contagion spread to other areas such as Latin America and Eastern Europe and led to underperformance in our foreign investments.

As we look back on the year, it is easy to see where we underperformed and where we outperformed. As discussed above, we did poorly with all of our energy names. In particular, one of our larger holdings, Harken Energy, lost some of its previous gains in sympathy with its peers. However, this company is event driven and there are many upcoming events between now and the end of the year that can define the tremendous oil prospects they control in Columbia, South America.

On the positive side, we have had great performance from our investments in the broad area of communications. Two large investments in the cable area (made when that industry was out of favor and a "value" play) have become huge winners. Our investment in Cablevision Systems (US) and International Cabletel (UK) were made via convertible securities which allowed us to be "paid to wait." Whenever possible, we like to consider that option as it tends to take some of the volatility out of the market swings.

As always, we view your investments in our family of funds with a long-term focus. We feel the investment process is like a marathon instead of a sprint. With this in mind, we are proud to note our rank within the top quintile (20%) for total return for 3 years among funds with our investment objective.<F1> As value investors, we have to be able to look past current events, which at times suggests the demise of entire industries, and find the true gems left behind.

/s/ Rick Eckenrodt, Jr.

Rick Eckenrodt, Jr.
Portfolio Manager


[FN]
<F1>According to Morningstar as of 6/30/98.



LINDNER UTILITY FUND

FUND PROFILE
-------------------------------------------------------------------------------
This fund seeks current income through investments in securities of domestic and foreign public utility companies, with capital appreciation as a secondary goal. Utilities are broadly defined to include companies that provide basic services on a regular basis.

                       Portfolio composition by industry
                                 June 30, 1998

                                    [GRAPH]

-----------------------------------------------------------------------------------------------------------
                                         LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                             SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER UTILITY FUND
--------------------

COMMON STOCKS (59.54%)

Electrical Generation (1.31%)
  NRG Generating (U.S.), Inc. <F*>                                         39,500                $562,875
                                                                                        -------------------

Energy (9.78%)
  Bitech Petroleum Corporation <F*>, <Ff>                                 310,000                $674,600
  Harken Energy Corporation <F*>                                          525,000               2,526,563
  Seagull Energy Corporation <F*>                                          60,000                 993,750
                                                                                        -------------------
                                                                                               $4,194,913
                                                                                        -------------------

Mining (1.00%)
  Uranium Resources, Inc. <F*>                                            200,000                $431,260
                                                                                        -------------------

Natural Gas Exploration & Production (4.10%)
  Cabot Oil & Gas Corporation, Class A                                     50,000              $1,000,000
  Louis Dreyfus Natural Gas Corporation <F*>                               40,000                 757,500
                                                                                        -------------------
                                                                                               $1,757,500
                                                                                        -------------------

Natural Gas Pipeline (4.69%)
  Continental Natural Gas, Inc. <F*>                                       94,800                $663,600
  Sonat, Inc.                                                              20,000                 772,500
  Transportador Gas SUR - ADR                                              50,000                 575,000
                                                                                        -------------------
                                                                                               $2,011,100
                                                                                        -------------------

Oilfield Services (3.63%)
  Hvide Marine, Inc., Class A                                              70,000                $949,375
  Pride International, Inc. <F*>                                           36,000                 609,750
                                                                                        -------------------
                                                                                               $1,559,125
                                                                                        -------------------

Telecommunications (4.52%)
  Worldcom, Inc.                                                           40,000              $1,937,500
                                                                                        -------------------

Telecommunication Equipment & Service (6.91%)
  Ericsson (LM) - ADR                                                      25,000                $715,625
  Hyperion Telecommunications Inc.,
    Class A <F*>                                                           35,000                 549,063
  Motorola, Inc.                                                           20,000               1,051,250

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Telecommunication Equipment & Service (continued)

  Teligent, Inc., Class A <F*>                                             22,000                $647,625
                                                                                        -------------------
                                                                                               $2,963,563
                                                                                        -------------------

Utilities (Gas, Electric & Water) (18.82%)
  Ameren Corporation (formerly Union Electric Company)                     30,000              $1,192,500
  El Paso Electric Company <F*>                                           273,000               2,508,187
  Interstate Energy Corporation                                            35,000               1,137,500
  Irkutskenergo - ADR                                                      50,000                 271,875
  Lenenergo - RDC - Rule 144A <F*>, <Fr> (Acquired 3/13/97, Cost
    $910,000)                                                                  10                 450,000
  MCN Energy Group, Inc.                                                   30,000                 746,250
  Texas Utilities Company                                                  25,000               1,040,625
  Unified Energy Systems - Reg S - ADR <F*>, <Fr> (Acquired
    6/4/97 - 6/11/98, Cost $1,262,036)                                     52,000                 728,000
                                                                                        -------------------
                                                                                               $8,074,937
                                                                                        -------------------

Utility Construction (1.29%)
  Abengoa S.A. <Ff>                                                         6,000                $552,224
                                                                                        -------------------

Miscellaneous (3.49%)                                                                          $1,496,413
                                                                                        -------------------

Total Common Stocks (Cost $25,985,315)                                                        $25,541,410
                                                                                        -------------------

PREFERRED STOCKS (28.40%)

Cable Television Equipment/Systems (11.92%)
  CSC Holdings, Inc., Series I, 8.50% convertible (formerly
    Cablevision Systems Corporation)                                       80,000              $5,115,000
                                                                                        -------------------

Energy (4.33%)
  Maxus Energy, 10%                                                        15,000                $386,250

18                     See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------
                                          LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                             SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER UTILITY FUND
--------------------

Energy (continued)

  Western Gas Resources, Inc., $2.625 convertible                          38,000              $1,472,500
                                                                                        -------------------
                                                                                               $1,858,750
                                                                                        -------------------

Media Broadcasting (3.30%)
  Sinclair Broadcast Group, Inc., 6% convertible                           20,000              $1,415,000
                                                                                        -------------------

Telecommunications (4.51%)
  Nextlink Communications, Inc., 6.50%, convertible - Rule 144A
    <Fr> (Acquired 3/26/98 - 6/02/98, Cost $1,825,500)                     37,000              $1,933,250
                                                                                        -------------------

Utilities (Gas, Electric & Water) (2.98%)
  Central Maine Power Company,
    4.75%                                                                  11,096                $730,949
    5.25%                                                                   7,500                 545,625
                                                                                        -------------------
                                                                                               $1,276,574
                                                                                        -------------------

Miscellaneous (1.36%)                                                                            $585,001
                                                                                        -------------------

Total Preferred Stocks (Cost $7,769,685)                                                      $12,183,575
                                                                                        -------------------

NON-CONVERTIBLE BONDS (4.00%)

Environmental Services (0.95%)
  Recycling Industries, Inc. <Fa>
    13%, due 2005 - Rule 144A <Fr> (Acquired 5/22/98, Cost
      $252,250)                                                          $250,000                $255,000
    13%, due 2005 - Rule 144A <Fr> (Acquired 6/4/98, Cost
      $150,750)                                                           150,000                 153,000
                                                                                        -------------------
                                                                                                 $408,000
                                                                                        -------------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Natural Gas Exploration & Production (0.43%)
  Seven Seas Petroleum, Inc., 12.50%, due 2005 - Rule 144A <Fr>
    (Acquired 5/5/98 - 5/28/98, Cost $187,875)                           $185,000                $186,850
                                                                                        -------------------

Satellite Communications (2.62%)
  Iridium LLC, 13%, due 2005                                           $1,000,000              $1,077,500
  Iridium Operating LLC, 10.875%, due 2005                                 45,000                  44,887
                                                                                        -------------------
                                                                                               $1,122,387
                                                                                        -------------------

Total Non-Convertible Bonds (Cost $1,613,683)                                                  $1,717,237
                                                                                        -------------------

CONVERTIBLE BONDS (7.03%)

Cable Television Equipment/Systems (7.03%)
  International CableTel, Inc., 7%, due 2008                           $2,000,000              $3,017,500
                                                                                        -------------------

Total Convertible Bonds (Cost $1,866,365)                                                      $3,017,500
                                                                                        -------------------

Total Investments (Cost $37,235,048)                                        98.97%            $42,459,722

Excess of Other Assets over Liabilities                                      1.03%               $441,372
                                                                 ------------------     -------------------

Net Assets                                                                 100.00%            $42,901,094
                                                                 ==================     ===================

<F*> Non-income producing
<Ff> Denotes security primarily traded in foreign markets
<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30, 1998 was $3,706,100 which represented 8.64% of net assets.
ADR - American Depository Receipts
RDC - Russian Depository Receipts

                       See Notes to Financial Statements                     19

PERFORMANCE SUMMARY

For the fiscal year ended June 30, 1998, the Lindner/Ryback Small-Cap Fund's total return was 15.2%. This compares to the Russell 2000 Index of Small Capitalization stocks' total return of 16.8% during the same period. For the first six months of calendar 1998, the Fund's return declined 0.1%, versus an appreciation of 5.3% for the Russell 2000.

We believe that our poor year-to-date results are due primarily to two factors. First, two of our companies, in which we have large positions, reported negative surprises. Second, many of our stocks failed to participate in the market's rally despite the improving fundamentals of these businesses.

The first issue which had a significant negative impact on performance was disappointing earnings reports from two of our companies, NRG Generating, and Amway Japan. NRG is an independent power company that builds and buys cogeneration plants. These plants convert natural gas into steam and electricity used to supply the energy needs of industrial companies and utilities. We purchased the stock because it met our requirements of what we look for in a business, namely a) cheap valuation, b) a predictable and growing free cash flow stream, c) good returns on capital, and d) a management team that allocates capital for the benefit of its shareholders.

Unfortunately, one of NRG's utility customers is attempting to renege on purchasing power at the contracted price. It caught us by surprise because the contract price is fairly low -- less than 4-1/2 cents per kilowatt hour -- and the customer is also a 1/3 owner in this cogeneration facility. In addition, the customer decided to renege only months after the plant was initially constructed, instead of renegotiating the contract before the plant was built. Our response has been to significantly increase our position since we believe that the situation will be favorably resolved (NRG was successful in round one -- the state court granted a preliminary injunction forcing the customer to pay at stipulated rates). The current stock price values the entire company at roughly six times free cash flow, which we think woefully undervalues NRG's asset base as well as long-term potential.

Amway Japan also met all the criteria we look for in purchasing businesses and we thought we were being doubly cautious by purchasing the preferred stock with a large dividend yield. We felt this would provide some downside protection. We were wrong. We made analytical and judgment errors in understanding: a) the importance of the yen/dollar relationship in the company's profitability and the resulting impact of the yen devaluation, b) the deepening recession in Japan and its impact on the purchase of consumer staple items, c) the negative publicity and government scrutiny regarding the company's sales practices. The combination of these factors, most of which we expect will be longer lasting in nature, forced us to rethink our assumptions and consequently begin our exit from this position.

Despite these self-inflicted wounds, the second issue that we believe to be a large part of our underperformance is that many of our names did not participate when the small-cap market abruptly took off early in 1998. A review of the past six months performance shows that when the Russell 2000 Index roared in the first quarter, we trailed miserably. We then recovered all the underperformance and more when the Russell fell throughout the second quarter only to trail again once the market turned up at the end of June. This is in spite of excellent underlying performance in the various businesses we own. For example, in two of our largest positions, Aviall and M&F Worldwide, free cash flow grew in excess of 20% in the first half of 1998. Both companies are taking the appropriate measures with this free cash flow: Aviall is buying back 10% of the company, and M&F Worldwide is rapidly deleveraging the balance sheet. Despite these positive fundamental trends, the stocks are selling at 8.5x and 7.5x multiples of free cash flow respectively. Our reaction has been to materially increase our stakes in these companies rather than purchase new businesses.

In closing, the small-cap market since the end of the second quarter has fallen precipitously. The Russell 2000 is off almost 20% from its peak in 1998 and 8% year to date. Unfortunately, we have not been immune and the Fund is down approximately the same amount as the index year to date, despite our companies being at significantly cheaper valuations before the downturn occurred. While we find this situation perplexing, we will not change our investment approach. We believe that a concentrated portfolio consisting of superior businesses purchased at reasonable or cheap prices is the best way in which we can achieve superior long-term after-tax returns. We remain grateful for your patience and support during this period.

/s/ Donald Wang

Donald Wang
Portfolio Manager


LINDNER/RYBACK
SMALL-CAP FUND

FUND PROFILE
-------------------------------------------------------------------------------
The investment objective of this fund is long-term capital appreciation through investments in common stocks or convertible securities of companies with market capitalization of $750 million or less. Income is a secondary objective.

                       Portfolio composition by industry
                                 June 30, 1998

                                    [GRAPH]

-----------------------------------------------------------------------------------------------------------
                                         LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                             SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER/RYBACK SMALL-CAP FUND
-----------------------------

COMMON STOCKS (89.08%)

Asset Management (0.37%)
  Lexington Global Asset Managers, Inc. <F*>                               28,800                $201,600
                                                                                        -------------------

Consumer (4.02%)
  AJL PEPS Trust                                                           51,400                $359,800
  Fairfield Communities, Inc. <F*>                                         95,000               1,822,813
                                                                                        -------------------
                                                                                               $2,182,613
                                                                                        -------------------

Distributors (14.64%)
  Aviall, Inc. <F*>                                                       206,500              $2,826,469
  Hawkins Chemical, Inc.                                                  170,000               2,040,000
  Richey Electronics, Inc. <F*>                                           190,000               1,484,375
  SED International, Inc. (formerly Southern Electronics) <F*>             10,000                  81,250
  SunSource, L.P.                                                          70,000               1,522,500
                                                                                        -------------------
                                                                                               $7,954,594
                                                                                        -------------------

Electronic Equipment (2.81%)
  Optek Technology, Inc. <F*>                                              79,800              $1,526,175
                                                                                        -------------------

Energy (8.43%)
  Castle Energy Corporation                                               160,000              $3,120,000
  Plains Resources, Inc. <F*>                                              81,300               1,458,319
                                                                                        -------------------
                                                                                               $4,578,319
                                                                                        -------------------

Food and Beverage (3.51%)
  Corby Distilleries Ltd., <Ff>
    Class A                                                                27,000              $1,307,070
    Class B                                                                13,400                 601,392
                                                                                        -------------------
                                                                                               $1,908,462
                                                                                        -------------------

Health and Beauty (1.22%)
  The Stephan Company                                                      48,600                $665,212
                                                                                        -------------------

Insurance (8.02%)
  Cotton States Life Insurance Company                                     87,500              $1,246,875
  Hilb, Rogal and Hamilton Company                                         96,100               1,501,563


                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Insurance (continued)

  Mid Atlantic Medical Services, Inc. <F*>                                140,000              $1,610,000
                                                                                        -------------------
                                                                                               $4,358,438
                                                                                        -------------------

Manufacturing (6.06%)
  MFRI, Inc. <F*>                                                          41,000                $348,500
  Quixote Corporation                                                     109,000               1,335,250
  Transtechnology Corporation                                              62,700               1,610,606
                                                                                        -------------------
                                                                                               $3,294,356
                                                                                        -------------------

Mining (0.20%)
  Uranium Resources, Inc. <F*>                                             50,000                $107,815
                                                                                        -------------------

Paper, Printing and Publishing (2.65%)
  American Media, Inc., Class A <F*>                                      217,000              $1,437,625
                                                                                        -------------------

Pipeline Services (3.10%)
  Kaneb Services, Inc. <F*>                                               310,000              $1,685,625
                                                                                        -------------------

Real Estate Services (5.96%)
  Lexford Residental Trust <F*>                                            68,000              $1,300,500
  Resurgence Properties, Inc. <F*>                                         43,900                  32,925
  Tanger Factory Outlet Centers, Inc. - REIT                               60,000               1,901,250
                                                                                        -------------------
                                                                                               $3,234,675
                                                                                        -------------------

Restaurants (4.40%)
  Host Marriott Services Corporation <F*>                                 120,000              $1,747,500
  Scott's Restaurants, Inc. <F*>, <Ff>                                    175,200                 643,373
                                                                                        -------------------
                                                                                               $2,390,873
                                                                                        -------------------

Retail Trade (8.90%)
  Brauns Fashions Corporation <F*>                                        155,000              $1,724,375
  Fingerhut Companies, Inc.                                                65,000               1,650,000
  Today's Man, Inc. <F*>                                                  600,000               1,462,500
                                                                                        -------------------
                                                                                               $4,836,875
                                                                                        -------------------

                       See Notes to Financial Statements                     21


-----------------------------------------------------------------------------------------------------------
                                         LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                            SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER/RYBACK SMALL-CAP FUND
-----------------------------
Tobacco Products (6.83%)
  M & F Worldwide Corporation (formerly Power Control
    Technologies, Inc.) <F*>                                              315,000              $3,130,312
  Schweitzer-Mauduit International, Inc.                                   20,000                 580,000
                                                                                        -------------------
                                                                                               $3,710,312
                                                                                        -------------------

Utilities (Gas, Electric & Water) (7.96%)
  El Paso Electric Company <F*>                                           177,000              $1,626,187
  NRG Generating (U.S.), Inc. <F*>                                        189,500               2,700,375
                                                                                        -------------------
                                                                                               $4,326,562
                                                                                        -------------------

Total Common Stocks (Cost $42,333,155)                                                        $48,400,131
                                                                                        -------------------

U.S. TREASURY BILLS (4.41%)

  U. S. Treasury Bills, maturing 7/2/98 to
    7/23/98 (Cost $2,393,705)                                          $2,400,000              $2,393,576
                                                                                        -------------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
U.S. GOVERNMENT AGENCY OBLIGATION (4.78%)

  FHDN, 7/24/98                                                          $400,000                $398,632
  FMCDN, 7/10/98
    (Cost $2,595,662)                                                  $2,200,000               2,197,030
                                                                                        -------------------
                                                                                               $2,595,662
                                                                                        -------------------

Total Investments (Cost $47,322,522)                                        98.27%            $53,389,369

Excess of Other Assets over Liabilities                                      1.73%               $940,915
                                                                 ------------------     -------------------

Net Assets                                                                 100.00%            $54,330,284
                                                                 ==================     ===================

<F*> Non-income producing
<Ff> Denotes security primarily traded in foreign markets
REIT - Real Estate Investment Trust
FHDN - Federal Home Discount Note
FMCDN - Federal Home Loan Mortgage Corporation Discount Note

22                     See Notes to Financial Statements

PERFORMANCE SUMMARY

I can remember telling you six months ago how I thought Russia, Poland and Canada were good places to invest money. This is one period where trying to hold what I have considered good examples of value stocks produced a very negative return of -10.39% vs. 15.93 % for the EAFE index.

Obviously, we must do better than this. We are going to have to take into account what the currency market is doing. You can see that the notion that a country's money is no good is what is driving a lot of investment decisions today and individual considerations of value are being largely ignored. While this produces intense pain in the short run, if value exists it will most likely surface in the end.

An important consideration is the presence of mutual funds in the US that operate in foreign markets. Most have a capital gain/loss settlement date of October 31st for the year. Even though there are different countries with different fundamental conditions, for investment purposes, the American tax system effects them all at the margin. Mainly, if something is down toward October 31st, it will be sold for a tax loss.

After the market is through melting down, I intend to take advantage of market inefficiencies wherever they are being created. I will continue to accumulate shares of the Fund for myself.

/s/ Robert A. Lange

Bob Lange
Portfolio Manager


LINDNER INTERNATIONAL FUND

FUND PROFILE
-------------------------------------------------------------------------------
This fund seeks capital appreciation through investments in common stocks or convertible securities of companies whose principal business activities are outside the United States. Income is a secondary objective.

                       Portfolio composition by country
                                 June 30, 1998

                                    [GRAPH]

------------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
------------------------------------------------------------------------------------------------
                           SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                            Number of Shares -
                                               Country      Principal Amount
Name of Issuer and Title of Issue             of Origin        of Bonds              Value
----------------------------------            ---------     ------------------  --------------
LINDNER INTERNATIONAL FUND
-------------------------

COMMON STOCKS (100.74%)

Communications (3.81%)
  ECI Telecommunications Ltd.                   Israel             2,600             $98,475
                                                                                --------------

Construction and Real Estate (5.93%)
  Blagovno Trgovinski Center - GDR -
    Rule 144A <Fr> (Acquired 6/6/97 -
    5/7/98, Cost $149,435)                     Slovenia           16,500            $103,950
  Mostostal Export Corporation                  Poland            32,000              49,555
                                                                                --------------
                                                                                    $153,505
                                                                                --------------

Energy (14.69%)
  Bitech Petroleum Corporation <F*>             Canada            69,068            $150,301
  Lukoil Oil Company - ADR                      Russia               200               6,600
  Probe Exploration, Inc. <F*>                  Canada            60,000             206,052
  Rao Gazprom - ADR - Rule 144A <Fr>
    (Acquired 10/22/96, Cost $23,625)           Russia             1,500              16,969
                                                                                --------------
                                                                                    $379,922
                                                                                --------------

Financial Services (16.96%)
  Bank Inicjatyw Gospodarczych                  Poland            87,000            $116,017
  Banque Libanaise pour le Commerce SAL
    GDR - Rule 144A <F*>, <Fr> (Acquired
    12/11/96, Cost $47,023)                    Lebanon             3,985              55,989
  Catalana Occidente S.A.,
    Common Stock                                Spain              1,333              42,230
    Rights expiring 9/7/98 <F*>                 Spain              1,333              42,230
  Cie Financiere de Paribas                     France               800              85,610
  Eesti Uhispank - GDR - Rule 144A <F*>,
    <Fr> (Acquired 3/6/98 - 6/2/98, Cost
    $143,625)                                  Estonia            12,000              96,600
                                                                                --------------
                                                                                    $438,676
                                                                                --------------

                                                            Number of Shares -
                                               Country      Principal Amount
Name of Issuer and Title of Issue             of Origin        of Bonds              Value
----------------------------------            ---------     ------------------  --------------
Food and Beverage (0.73%)
  Foster's Brewing Group, Ltd.                Australia            8,000             $18,826
                                                                                --------------

Foreign Telecommunications (2.55%)
  AI Uralsvyazinform - ADR <F*>                 Russia            11,000             $66,000
                                                                                --------------

Gasoline Distribution (3.62%)
  DOR Energy - GDR - Rule 144A <F*>,
    <Fr> (Acquired 6/19/98, Cost
    $93,600)                                    Israel            13,000             $93,600
                                                                                --------------

Healthcare (2.13%)
  Slovakofarma, A.S. - GDR - Rule 144A
    <F*>, <Fr> (Acquired 10/7/97, Cost
    $99,000)                                   Slovakia           10,000             $55,200
                                                                                --------------

Industrial Products and Services (7.99%)
  Bridgestone Corporation                       Japan              1,000             $23,634
  Buderus AG                                   Germany               100              49,867
  FAG Kugelfischer Gerog Schafer AG            Germany             2,800              41,961
  Vitro, Sociedad Anonima - ADR                 Mexico            14,300              91,163
                                                                                --------------
                                                                                    $206,625
                                                                                --------------

Investments (3.23%)
  Minorco - ADR                               Luxembourg           7,000             $83,563
                                                                                --------------

Leisure & Entertainment (5.42%)
  Grupo Anaya S.A.                              Spain              3,900            $140,114
                                                                                --------------

Metals Processing (10.45%)
  Impexmetal S.A. <F*>                          Poland            14,000            $104,789
  Seversky Tube Works - ADR <F*>                Russia             3,000              43,500
  Zindart Limited - ADR <F*>                  Hong Kong            9,000             122,063
                                                                                --------------
                                                                                    $270,352
                                                                                --------------


24                     See Notes to Financial Statements

----------------------------------------------------------------------------------------------
                                      LINDNER INVESTMENTS
----------------------------------------------------------------------------------------------
                          SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                            Number of Shares -
                                               Country      Principal Amount
Name of Issuer and Title of Issue             of Origin        of Bonds              Value
----------------------------------            ---------     ------------------  --------------
LINDNER INTERNATIONAL FUND
--------------------------
Mining (7.42%)
  Gold Reserve Corporation <F*>                 Canada            27,400             $52,732
  IAMGOLD International African Mining
    Gold Corporation <F*>                       Canada            24,000              61,204
  Meridian Gold, Inc. <F*>                      Canada            10,000              21,250
  Sutton Resources Ltd. <F*>                    Canada            10,000              56,783
                                                                                --------------
                                                                                    $191,969
                                                                                --------------

Transportation (9.78%)
  Guangshen Railway Company Ltd.                China            540,000             $71,782
  Teekay Shipping Corporation                                      3,000              75,187
  Transportacion Maritima Mexicana - ADR        Mexico            16,000             106,000
                                                                                --------------
                                                                                    $252,969
                                                                                --------------

Utilities (Gas, Electric & Water)
 (6.03%)
  Irkutskenergo - ADR                           Russia            15,500             $84,281
  Unified Energy Systems - Reg S - ADR
    <F*>, <Fr> (Acquired 6/11/97 -
    6/11/98, Cost $152,003)                     Russia             5,130              71,820
                                                                                --------------
                                                                                    $156,101
                                                                                --------------
Total Common Stocks
  (Cost $2,940,367)                                                               $2,605,897
                                                                                --------------

                                                            Number of Shares -
                                               Country      Principal Amount
Name of Issuer and Title of Issue             of Origin        of Bonds              Value
----------------------------------            ---------     ------------------  --------------
PREFERRED STOCKS (0.10%)

Mining (0.10%)
  Ashanti Goldfields Company Ltd., $.648        Ghana              1,200              $2,496
                                                                                --------------

Total Preferred Stocks (Cost $0)                                                      $2,496
                                                                                --------------

U.S. TREASURY BILLS (3.86%)

  U. S. Treasury Bills, maturing 7/9/98
    (Cost $99,898)                                              $100,000             $99,897
                                                                                --------------

Total Investments (Cost $3,040,265)                               104.70%         $2,708,290
Excess of Other Liabilities over Assets                            -4.70%          ($121,685)
                                                            -------------       --------------

Net Assets                                                        100.00%         $2,586,605
                                                            =============       ==============

<F*> Non-income producing
<Fr> Denotes security is restricted as to resale. The
     aggregate value of restricted securities at June 30, 1998 was $494,128 which represented 19.10% of net assets.
ADR - American Depository Receipts
GDR - Global Depository Receipts

                       See Notes to Financial Statements                     25

PERFORMANCE SUMMARY

The Lindner High-Yield Bond Fund was launched April 13, 1998. The Fund was started with $100,000 of capital and has grown to $1.6 million during its first 2 1/2 months.

By applying a proprietary bond formula developed by myself and our late founder Kurt Lindner, the Fund has invested in 19 straight high-yield bonds across 13 industries, four convertible bonds in two separate industries and three convertible preferred stocks in three different industries.

Clearly, this is a well-diversified Fund. Such diversification is essential to any good bond portfolio, as industries come in and out of favor.

I intend to make 3% to 5% portfolio weightings in each name. This will allow for faster movement in and out of new and existing holdings and require following fewer companies.

It is my intention as Portfolio Manager to keep the portfolio's yield close to 10%. The Fund's level 30-day portfolio and SEC yield as of this writing was 9.806% and the total return from inception was 2.2%. This compared to the Merrill Lynch High-Yield Bond Index total return of 1.3% for the same period.

I would like to extend a warm and prosperous welcome to all the new shareholders of the Lindner High-Yield Bond Fund. I will make every effort to try to provide you with a steady source of income without incurring undue risk.

/s/ Eric E. Ryback

Eric E. Ryback
President


LINDNER HIGH-YIELD
BOND FUND
-------------------------------------------------------------------------------
FUND PROFILE

The investment objective of this fund is to produce maximum current income. Investments include a diversified range of high-yield, high-risk corporate bonds and notes.

                       Portfolio composition by industry
                                 June 30, 1998

                                    [GRAPH]

-----------------------------------------------------------------------------------------------------------
                                      LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                           SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER HIGH-YIELD BOND FUND
----------------------------

PREFERRED STOCKS (13.78%)

Mining (5.19%)
  Coeur d'Alene Mines Corporation, 7% convertible                           8,000                 $85,500
                                                                                        -------------------

Retail Trade (4.78%)
  Cendant Corporation, 7.5% convertible                                     2,100                 $78,619
                                                                                        -------------------

Telecommunications (3.81%)
  Nextlink Communications, Inc., 6.50%, convertible - Rule 144A
    <Fr> (Acquired 5/11/98 - 5/28/98, Cost $57,300)                         1,200                 $62,700
                                                                                        -------------------

Total Preferred Stocks (Cost $214,148)                                                           $226,819
                                                                                        -------------------

NON-CONVERTIBLE BONDS (71.25%)

Airline (7.67%)
  Canadian Airlines Corporation, 10%, due 2005                            $60,000                 $60,900
  Trans World Airlines, Inc., 11.375%, due 2006 - Rule 144A <Fr>
    (Acquired 4/13/98 - 5/15/98, Cost $64,987)                             65,000                  65,406
                                                                                        -------------------
                                                                                                 $126,306
                                                                                        -------------------

Computer and Electronic Equipment (2.97%)
  Moog, Inc., 10%, due 2006                                               $45,000                 $48,892
                                                                                        -------------------

Construction and Real Estate (4.83%)
  Wickes, Inc., 11.625%, due 2003                                         $80,000                 $79,600
                                                                                        -------------------

Energy (8.53%)
  Envirodyne Industries, Inc., 10.25%, due 2001                           $65,000                 $65,650
  TransAmerican Energy Corporation, Series B, 11.25%, due 2002             80,000                  74,800
                                                                                        -------------------
                                                                                                 $140,450
                                                                                        -------------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Environmental Services (4.03%)
  Recycling Industries, Inc., 13%, due 2005 - Rule 144A <Fr>
    (Acquired 5/22/98, Cost $65,325)                                      $65,000                 $66,300
                                                                                        -------------------

Leisure/Entertainment (4.74%)
  Trump Atlantic City Associates, 11.25%, due 2006                        $80,000                 $78,000
                                                                                        -------------------

Natural Gas Exploration & Production (3.99%)
  Seven Seas Petroleum, Inc., 12.50%, due 2005 - Rule 144A <Fr>
    (Acquired 5/5/98 - 5/28/98, Cost $66,500)                             $65,000                 $65,650
                                                                                        -------------------

Real Estate Investment Trust (0.90%)
  Mego Mortgage Corporation, 12%, due 2001                                $15,000                 $14,775
                                                                                        -------------------

Retail Trade (11.13%)
  Decora Industries, Inc., 11%, due 2005 - Rule 144A <Fr>
    (Acquired 4/24/98 - 5/15/98, Cost $63,554)                            $65,000                 $63,538
  Homeland Stores, Inc., 10%, due 2003                                     70,000                  66,500
  The Musicland Group, 9%, due 2003                                        55,000                  53,212
                                                                                        -------------------
                                                                                                 $183,250
                                                                                        -------------------

Satellite Communications (3.64%)
  Iridium Operating LLC, 10.875%, due 2005                                $60,000                 $59,850
                                                                                        -------------------

Security Systems (4.42%)
  Mosler, Inc., 11%, due 2003                                             $80,000                 $72,800
                                                                                        -------------------

Telecommunications (7.75%)
  Globalstar L.P., 11.375%, due 2004                                      $70,000                 $68,250
  USA Mobile Telecommunications Inc. II, 9.25%, due 2004                   65,000                  59,312
                                                                                        -------------------
                                                                                                 $127,562
                                                                                        -------------------

                       See Notes to Financial Statements                     27

-----------------------------------------------------------------------------------------------------------
                                         LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                              SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER HIGH-YIELD BOND FUND
----------------------------
Transportation (6.65%)
  Global Ocean Carriers Ltd., 10.25%, due 2007                            $65,000                 $58,825
  Transportacion Maritima Mexicana, S.A. de C.V., 9.25%, due 2003          55,000                  50,601
                                                                                        -------------------
                                                                                                 $109,426
                                                                                        -------------------

Total Non-Convertible Bonds (Cost $1,178,755)                                                  $1,172,861
                                                                                        -------------------

CONVERTIBLE BONDS (8.28%)

Computer and Electronic Equipment (6.85%)
  Intevac, Inc., 6.5%, due 2004                                           $70,000                 $60,375
  Network Equipment Technologies, Inc., 7.25%, due 2014                    45,000                  42,694
  Quantum Corporation, 7%, due 2004                                        10,000                   9,600
                                                                                        -------------------
                                                                                                 $112,669
                                                                                        -------------------

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Telecommunications (1.43%)
  Metricom Inc.,
    8%, due 2003                                                          $10,000                  $8,400
    8%, due 2003 - Rule 144A <Fr> (Acquired 4/21/98, Cost
      $17,820)                                                             18,000                  15,120
                                                                                        -------------------
                                                                                                  $23,520
                                                                                        -------------------

Total Convertible Bonds (Cost $140,939)                                                          $136,189
                                                                                        -------------------

Total Investments (Cost $1,533,842)                                         93.31%             $1,535,869

Excess of Other Assets over Liabilities                                      6.69%               $110,154
                                                                 ------------------     -------------------

Net Assets                                                                 100.00%             $1,646,023
                                                                 ==================     ===================

<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30, 1998 was $338,714 which represented 20.58% of net assets.

28                     See Notes to Financial Statements

PERFORMANCE SUMMARY

The Bulwark Fund had a total return of -10.08% in the fiscal year ended June 30, 1998. This loss resulted from our defensive position while the stock market continued to prosper.

Because of these results, we have slightly altered our methods in recent months to become more effective. We continue to pursue our goal of long-term capital appreciation through investments in undervalued securities, including a large exposure to natural resources likely to preserve capital in times of economic distress, and by short selling overvalued equities.

However, since the June 30 reporting date, we have reduced our exposure to precious metals. Currently, roughly 2.4% of the Fund is in two companies involved in the mining of precious metals, down from 7.2% on June 30. While we continue to believe precious metals are a good hedge against inflation, we see little evidence of inflation in the current economic environment. We have less faith in the ability of precious metals to preserve capital in times of low inflation, such as we are currently experiencing.

Secondly, we have shifted towards owning preferred stocks and debt. Using methods similar to those for picking common stocks, we search for overlooked or out-of-favor companies that offer limited downside and significant upside potential. We buy and wait for the value of the underlying security to be realized. During this holding period, we enjoy the relatively high dividend or interest yields on these investments. These relatively high yields should stabilize the price of the security. Since June 30, we have added five positions equal to about 6.9% of assets, all of which are convertible preferred stocks.

As of June 30, we held 26 equity positions, amounting to 50.6% of assets. Common stocks amounted to 48.5% of assets while preferred stocks equaled 2.1% of assets. We prefer high-quality companies in industries that are somewhat recession-resistant, but purchase stocks only at reasonable valuations.

Our 30 short positions amounted to 36.3% of assets as of June 30. Most of our short positions involve companies that have misled investors about their future prospects or are facing negative fundamental business changes unrecognized by most investors. This approach has led us to short several companies which later restated earnings, including Transcrypt International, Inc. and PHP Healthcare Corporation -- companies whose stock prices declined considerably.

The remaining investments are in debt and cash. Corporate debt totaled 6.2% of assets as of June 30.

In summary, we believe a defensive posture is justified given the high valuations of stocks and the volatile situation regarding the "Asian crisis" and its effect on the domestic economy. We feel we can meet our goal of capital appreciation by shorting overvalued stocks and investing in high-quality companies likely to be effective at preserving capital in times of economic distress. Furthermore, we believe our shift away from precious metals and our increased use of preferred stocks and bonds will allow us to better meet this goal.


/s/ Eric E. Ryback                        /s/ Andrew Boord

Eric E. Ryback                            Andrew Boord
Co-Portfolio Manager                      Co-Portfolio Manager


LINDNER BULWARK FUND

FUND PROFILE
-------------------------------------------------------------------------------
This non-diversified fund is designed to preserve capital in times of economic adversity, with current income as a secondary objective. Investments include undervalued securities and precious metals, which have historically maintained their value when fixed income and equity markets are generally declining.

                       Portfolio composition by industry
                                 June 30, 1998

                                    [GRAPH]

-----------------------------------------------------------------------------------------------------------
                                          LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                              SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER BULWARK FUND
--------------------

COMMON STOCKS (48.49%)

Clothing (3.81%)
  Pluma, Inc. <F*>                                                        161,000              $1,076,687
                                                                                        -------------------

Computer and Electronic Equipment (14.29%)
  Gradco Systems, Inc. <F*>                                               103,600                $699,300
  Hand Technologies, Inc. - Rule 144A <F*>, <Fr> (Acquired
    4/25/97, Cost $330,000)                                               528,000                 330,000
  Intevac, Inc. <F*>                                                       70,000                 752,500
  JACO Electronics, Inc. <F*>                                             150,000                 932,820
  Periphonics Corporation <F*>                                             49,000                 615,562
  SED International Holdings, Inc. <F*>                                    46,000                 373,750
  Scientific Software Intercomp, Inc. <Fa>, <F*>                          862,000                 336,180
                                                                                        -------------------
                                                                                               $4,040,112
                                                                                        -------------------

Energy (9.04%)
  Harken Energy Corporation <F*>                                          200,000                $962,500
  Layne Christensen Company <F*>                                           35,000                 433,125
  Siem Industries, Inc., (formerly Norex Industries, Inc.) <F*>            67,700               1,159,363
                                                                                        -------------------
                                                                                               $2,554,988
                                                                                        -------------------

Environmental Services (0.13%)
  Gundle/SLT Environmental, Inc. <F*>                                       8,000                 $36,000
                                                                                        -------------------

Industrial Products and Services (1.03%)
  Snap-On, Inc. <F*>                                                        8,000                $290,000
                                                                                        -------------------

Leisure/Entertainment (2.17%)
  The Todd-AO Corporation, Class A                                         59,800                $612,950
                                                                                        -------------------

Medical Services (0.96%)
  American Physicians Service Group, Inc. <F*>                             38,000                $271,939
                                                                                        -------------------

Mining (7.71%)
  Acacia Resources Ltd. <Ff>                                              238,069                $253,579
  Bema Gold Corporation <F*>, <Ff>                                         89,300                 144,532
  Canyon Resources Corporation <F*>                                       455,700                 341,775

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
Mining (continued)

  Dayton Mining Corporation <F*>, <Ff>                                    300,000                $193,812
  Homestake Mining Company <Ff>                                            68,000                 652,712
  Uranium Resources Inc. <F*>                                             275,000                 592,982
                                                                                        -------------------
                                                                                               $2,179,392
                                                                                        -------------------

Real Estate Investment Trust (1.13%)
  FAC Realty Trust, Inc. <F*>                                              40,000                $320,000
                                                                                        -------------------

Retail (3.11%)
  Ezcorp, Inc. - Class A <F*>                                              80,500                $880,469
                                                                                        -------------------

Tobacco Products (3.13%)
  M & F Worldwide Corporation <F*>                                         88,900                $883,444
                                                                                        -------------------

Transportation (1.98%)
  Simon Transportation Services, Inc. <F*>                                 83,800                $560,412
                                                                                        -------------------

Total Common Stocks ($18,880,972)                                                             $13,706,393
                                                                                        -------------------

PREFERRED STOCKS (2.06%)

Mining (2.06%)
  Westmoreland Coal Company, 8.50%, voting convertible <Fa>, <F#>         119,300                $581,588
                                                                                        -------------------

  Total Preferred Stocks ($928,141)                                                              $581,588
                                                                                        -------------------

NON-CONVERTIBLE BONDS (1.56%)

Mining (1.56%)
  South American Gold and Copper Company, Ltd., 10%, due 1998 -
    Rule 144A <Ff>, <Fr> (Acquired 7/10/96, Cost $949,251)             CAD 1,300,000             $442,027
                                                                                        -------------------

Total Non-Convertible Bonds (Cost $949,252)                                                      $442,027
                                                                                        -------------------

30                     See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------
                                         LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                           SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER BULWARK FUND
--------------------

CONVERTIBLE BONDS (4.62%)

Mining (4.62%)
  Uranium Resources Inc., 6.5% Senior Secured, due 2000 - Rule
    144A <Fr> (Acquired 5/25/95 - 6/25/97, Cost $1,956,450)            $1,500,000              $1,305,000
                                                                                        -------------------

Total Convertible Bonds (Cost $1,521,421)                                                      $1,305,000
                                                                                        -------------------

PUT OPTIONS (0.06%)                                                   Contracts
                                                                 ------------------

  Computer Learning Centers, Inc. - Common Stock                              250                 $15,625
                                                                                        -------------------

    Total Put Options ($179,125)                                                                  $15,625
                                                                                        -------------------

U. S. TREASURY BILLS (10.58%)

  U. S. Treasury Bills, maturing 7/23/98
    (Cost $2,991,479)                                                  $3,000,000              $2,991,273
                                                                                        -------------------

Total Investments (Cost $25,830,390)                                        67.37%            $19,041,906

Cash Deposits with Broker for Securities Sold Short                         26.84%             $7,587,159

Receivable from Brokers for Securities Sold Short                           42.96%            $12,142,516

Securities Sold Short                                                      -36.28%           ($10,255,625)

Excess of Other Liabilities over Assets                                     -0.89%              ($251,067)
                                                                 ------------------     -------------------

Net Assets                                                                 100.00%            $28,264,889
                                                                 ==================     ===================

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
SCHEDULE OF SECURITIES SOLD SHORT - COMMON STOCKS

Action Performance Companies, Inc.                                         23,000                $740,313
Advanced Heath Corporation                                                  6,000                  33,000
American Technology Corporation                                            26,300                 266,288
Ashworth, Inc.                                                             25,000                 346,875
Bally Total Fitness Holding Corporation                                    11,000                 396,000
Blythe Industries, Inc.                                                     7,800                 259,350
Brightpoint, Inc.                                                          15,000                 217,500
Catalina Marketing Corporation                                              6,100                 316,819
Cerner Corporation                                                          8,000                 226,500
DAOU Sytems, Inc.                                                          35,900                 821,212
dELiA*s Inc.                                                               29,300                 457,812
ENCAD, Inc.                                                                19,500                 265,687
Homecom Communications, Inc.                                               25,000                 100,000
Integrated Health Services, Inc.                                           10,300                 386,250
Intelligroup, Inc.                                                         20,000                 355,000
Micrel, Inc.                                                               16,000                 520,000
Microchip Technology, Inc.                                                  9,900                 258,638
Miller Industries, Inc.                                                    87,600                 678,900
PHP Healthcare Corporation                                                 21,000                 154,875
Radiant Systems, Inc.                                                       8,800                 127,600
Rexall Sundown, Inc.                                                        8,000                 282,000
Signature Resorts, Inc.                                                    10,000                 165,000
Smarttalk Teleservices, Inc.                                               39,000                 567,938
SOLA International, Inc.                                                   11,100                 362,831
STB Systems, Inc.                                                          36,450                 455,625
Sun Healthcare Group, Inc.                                                 10,000                 146,250
The North Face, Inc.                                                       20,000                 480,000
Transcrypt International, Inc.                                              8,500                  28,687
TRO Learning, Inc.                                                         10,000                  86,875
Ventana Medical Systems, Inc.                                              26,850                 751,800
                                                                                        -------------------
                                                                                              $10,255,625
                                                                                        ===================

<F*> Non-income producing
<Fa> Denotes security is affiliated (see Note 6)
<Ff> Denotes security primarily traded in foreign markets
<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30,
     1998 was $2,077,027 which represented 7.35% of net assets.
<F#> Dividends are in arrears

                       See Notes to Financial Statements                     31

MANAGEMENT
COMMENT

This fund invests in short-term debt instruments issued or backed by the United States government. The intent of the Fund is to provide investors with a highly liquid and highly stable asset while generating a moderate level of current income.

To achieve these goals, management of the Fund's assets consists of two components within the portfolio. The first component comprises 42.84% of Fund assets and employs repurchase agreements with a daily reset. This provides substantial liquidity to investors while adjusting to the daily fluctuations in interest rates.

The second component comprises the remaining 57.15% of the assets and consists of United States Treasury Bills, Notes and debt issued by the appropriate government agencies. This portion of the portfolio is invested in obligations whose final maturity is less than thirteen months.

The Fund Manager seeks to add value for shareholders through the management of the mix between overnight vehicles and the structured maturity portfolio. In addition, the manager can skew the average maturity of the total portfolio either longer or shorter, in terms of average maturity, based on the forecast movement of interest rates.

During fiscal 1998, we maintained an average maturity that was consistently longer than the average in our peer group. The Fund's weighted average maturity at year end was 61.15 days versus the peer group at 52. This strategy was the result of our forecast for stable to declining interest rates and no further tightening of monetary policy on the part of the Federal Reserve Bank. We continue to believe that this is the appropriate investment course to follow in light of the benign inflation environment and current weakness in the broad stock market.


/s/ Eric E. Ryback

Eric E. Ryback
President


LINDNER GOVERNMENT
MONEY MARKET FUND

FUND PROFILE
-------------------------------------------------------------------------------
This very low-risk fund invests in short-term debt securities guaranteed by the U.S. government or its agencies. Investors can expect a moderate level of current income, with liquidity and stability of capital. The fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that it will be able to maintain a stable net asset value.

-----------------------------------------------------------------------------------------------------------
                                        LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                           SCHEDULES OF INVESTMENTS - JUNE 30, 1998

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
LINDNER GOVERNMENT MONEY MARKET FUND
------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES (72.45%)

  FFCB, 6.45%, 12/28/98                                                  $200,000                $200,823
  FFCB, 5.60%, 1/29/99                                                    500,000                 500,000
  FFCB, 5.30%, 2/2/99                                                     500,000                 499,453
  FHDN, 7/10/98                                                        19,300,000              19,273,511
  FHLB, 9.25%, 11/25/98                                                   130,000                 131,745
  FHLB, 5.75%, 12/3/98                                                    785,000                 784,474
  FHLB, 5.385%, 1/22/99                                                   100,000                  99,838
  FHLB, 6.22%, 3/15/99                                                    100,000                 100,397
  FHLB, 5.50%, 3/26/99                                                    205,000                 204,725
  FHLB, 5.63%, 4/9/99                                                     500,000                 500,032
  FHLB, 6.60%, 4/13/99                                                     15,000                  15,105
  FHLB, 5.70%, 4/15/99                                                    655,000                 654,833
  FHLB, 5.605%, 4/27/99                                                   120,000                 119,956
  FHLB, 5.705%, 5/5/99                                                    500,000                 500,198
  FHLB, 5.777%, 5/14/99                                                 1,000,000               1,000,151
  FHLMC, 4.77%, 9/14/98                                                   100,000                  99,791
  FHLMC, 4.95%, 9/9/98                                                    500,000                 499,223
  FHLMC, 5.18%, 11/18/98                                                   25,000                  24,929
  FHLMC, 5.505%, 3/12/99                                                  500,000                 499,707
  FHLMC, float, 5/19/99                                                 1,000,000                 999,460
  FNMA, 5.10%, 7/22/98                                                    170,000                 169,921
  FNMA, 9.40%, 8/10/98                                                    255,000                 255,938
  FNMA, 5.35%, 8/12/98                                                    450,000                 449,741
  FNMA, 4.80%, 10/15/98                                                   250,000                 249,316
  FNMA, 5.42%, 11/2/98                                                    360,000                 359,574
  FNMA, 5.76%, 11/4/98                                                    500,000                 500,038
  FNMA, 7.05%, 12/10/98                                                   460,000                 462,368
  FNMA, 5.23%, 2/18/99                                                    350,000                 349,421
  FNMA, 5.37%, 2/26/99                                                    500,000                 499,337
  FNMA, 8.70%, 6/10/99                                                    605,000                 621,471
  SLMA, 5.74%, 12/17/98                                                   500,000                 500,111
                                                                                        -------------------
                                                                                              $31,125,587
                                                                                        -------------------

FFCB - Federal Farm Credit Bank
FHDN - Federal Home Discount Note
FHLB - Federal Home Loan Bank

                                                                 Number of Shares -
                                                                 Principal Amount
Name of Issuer and Title of Issue                                    of Bonds                  Value
----------------------------------------------                   -------------------    -------------------
U.S. TREASURY NOTES (0.04%)

  TGR, Series T23, 11/15/98                                               $20,000                 $19,580
                                                                                        -------------------

TEMPORARY CASH INVESTMENTS (25.96%)

Repurchase Agreements
  (Collateralized by U.S. Government Agency Obligations)

  Bear Stearns Corporation dated 6/30/98, 5.80%, due 7/1/98            $1,600,000              $1,600,000

  Dean Witter Reynolds dated 6/30/98, 5.85%, due 7/1/98                 1,600,000               1,600,000

  Donaldson, Lufkin & Jenrette Corporation dated 6/30/98, 5.77%,
    due 7/1/98                                                          1,600,000               1,600,000

  Merrill Lynch and Company, Inc. dated 6/30/98, 6.10%, due
    7/1/98                                                              1,600,000               1,600,000

  Swiss Bank Corporation dated 6/30/98, 5.80%, due 7/1/98               4,752,000               4,752,000
                                                                                        -------------------
                                                                                              $11,152,000
                                                                                        -------------------

  Total Investments (Cost $42,297,167)                                      98.45%            $42,297,167

  Excess of Other Assets over Liabilities                                    1.55%               $665,266
                                                                                        -------------------

  Net Assets                                                               100.00%            $42,962,433
                                                                                        ===================

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
SLMA - Student Loan Marketing Association
TGR - Treasury Income Growth Receipts

                       See Notes to Financial Statements                      33

----------------------------------------------------------------------------------------------------------------
                                           LINDNER INVESTMENTS
----------------------------------------------------------------------------------------------------------------
                                         STATEMENTS OF OPERATIONS
                                  FOR THE PERIODS ENDED JUNE 30, 1998
                                                                     LINDNER GROWTH FUND   LINDNER DIVIDEND FUND
                                                                     -------------------   ---------------------
INVESTMENT INCOME
Income:
  Dividends
    Unaffiliated issuers (net of withholding taxes of
      $144,882, $330,645, $5,748, $47,765, $4,403 and $0,
      respectively)                                                       $11,367,717           $77,498,743
    Affiliated issuers (Non-controlled)                                     2,689,921             1,165,190
  Amortization                                                              6,391,531             4,233,996
  Interest (net of withholding taxes of $8,599, $85,000, $0,
    $0, $10, and $168, respectively)                                        2,703,942            40,521,482
                                                                       ----------------     -----------------
      Total income                                                         23,153,111           123,419,411
                                                                       ----------------     -----------------
Expenses:
  Management fees (Note 3)                                                  4,500,581             9,220,306
  Registration and regulatory fees                                             29,204                36,507
  Professional fees                                                           176,258               142,563
  Custodian fees                                                              225,202               161,544
  Transfer agent fees (Note 3)                                                500,165               683,602
  Shareholder communications                                                  227,972               307,067
  Organizational expense (Note 4)                                                  --                    --
  Other expenses                                                              244,355               346,976
  12b-1 fees - Institutional shares                                             1,741                 6,211
                                                                       ----------------     -----------------
      Total expenses                                                        5,905,478            10,904,776
        Fees paid indirectly (Note 6)                                         (42,198)              (58,793)
                                                                       ----------------     -----------------
        Net expenses                                                        5,863,280            10,845,983
                                                                       ----------------     -----------------
  Net investment income/(loss)                                             17,289,831           112,573,428
                                                                       ----------------     -----------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments of unaffiliated issuers                  145,452,804            65,182,408
Net realized loss on investments of affiliated issuers
  (Non-controlled)                                                        (10,416,412)          (11,186,209)
Net realized loss on securities sold short                                         --            (1,125,085)
Net realized gain (loss) on foreign currency transactions                     (15,694)                4,119
                                                                       ----------------     -----------------
Net realized gain on investments and foreign currency
  transactions                                                            135,020,698            52,875,233
                                                                       ----------------     -----------------
Change in unrealized appreciation on investments                         (125,655,894)           84,477,668
Change in unrealized appreciation on translation of assets and
  liabilities in foreign currencies                                               663                (1,481)
                                                                       ----------------     -----------------
Change in unrealized appreciation on investments and
  translation of assets and liabilities in foreign currencies            (125,655,231)           84,476,187
                                                                       ----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                              $26,655,298          $249,924,848
                                                                       ================     =================

<F1> Operations commenced on April 13, 1998

34                     See Notes to Financial Statements


----------------------------------------------------------------------------------------------------------------
                                           LINDNER INVESTMENTS
----------------------------------------------------------------------------------------------------------------
                                         STATEMENTS OF OPERATIONS
                                  FOR THE PERIODS ENDED JUNE 30, 1998
                                                                        LINDNER/RYBACK       LINDNER            LINDNER HIGH-YIELD
                                                 LINDNER UTILITY FUND   SMALL-CAP FUND   INTERNATIONAL FUND        BOND FUND<F1>
                                                 --------------------   --------------   ------------------    -------------------
INVESTMENT INCOME
Income:
  Dividends
    Unaffiliated issuers (net of withholding
      taxes of $144,882, $330,645, $5,748,
      $47,765, $4,403 and $0, respectively)            $1,058,711           $580,514            $35,665               $2,407
    Affiliated issuers (Non-controlled)                        --                 --                 --                   --
  Amortization                                             69,543            324,034              5,831                3,396
  Interest (net of withholding taxes of
    $8,599, $85,000, $0, $0, $10, and $168,
    respectively)                                         271,121                220                217               17,840
                                                     --------------     --------------      -------------          -----------
      Total income                                      1,399,375            904,768             41,713               23,643
                                                     --------------     --------------      -------------          -----------
Expenses:
  Management fees (Note 3)                                313,257            315,917             37,849                2,025
  Registration and regulatory fees                         21,337             21,981             21,140                   --
  Professional fees                                         5,256              3,825                810                   --
  Custodian fees                                            9,315              2,922              8,825                   22
  Transfer agent fees (Note 3)                             27,081             24,340              4,496                  385
  Shareholder communications                               12,680             12,224              1,982                   53
  Organizational expense (Note 4)                           6,566              5,917              7,278                  684
  Other expenses                                           13,207              8,566              2,462                   --
  12b-1 fees - Institutional shares                            82                469                 --                   --
                                                     --------------     --------------      -------------          -----------
      Total expenses                                      408,781            396,161             84,842                3,169
        Fees paid indirectly (Note 6)                      (1,406)            (1,619)               (70)                  (9)
                                                     --------------     --------------      -------------          -----------
        Net expenses                                      407,375            394,542             84,772                3,160
                                                     --------------     --------------      -------------          -----------
  Net investment income/(loss)                            992,000            510,226            (43,059)              20,483
                                                     --------------     --------------      -------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments of
  unaffiliated issuers                                  5,763,483          2,072,221             74,886                3,609
Net realized loss on investments of affiliated
  issuers (Non-controlled)                                     --                 --                 --                   --
Net realized loss on securities sold short                     --                 --                 --                   --
Net realized gain (loss) on foreign currency
  transactions                                               (248)                --               (905)                  --
                                                     --------------     --------------      -------------          -----------
Net realized gain on investments and foreign
  currency transactions                                 5,763,235          2,072,221             73,981                3,609
                                                     --------------     --------------      -------------          -----------
Change in unrealized appreciation on investments         (375,347)         1,698,097           (816,750)               2,027
Net unrealized depreciation on translation of
  assets and liabilities in foreign currencies                 --                 --                (21)                  --
                                                     --------------     --------------      -------------          -----------
Net unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities in foreign currencies                      (375,347)         1,698,097           (816,771)               2,027
                                                     --------------     --------------      -------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $6,379,888         $4,280,544          ($785,849)             $26,119
                                                     ==============     ==============      =============          ===========

<F1> Operations commenced on April 13, 1998

                       See Notes to Financial Statements                     35

----------------------------------------------------------------------------------------------------------------
                                              LINDNER INVESTMENTS
----------------------------------------------------------------------------------------------------------------
                                            STATEMENT OF OPERATIONS
                                      FOR THE YEAR ENDED JUNE 30, 1998

                                                                                            LINDNER BULWARK FUND
                                                                                            --------------------
INVESTMENT INCOME
Income:
  Dividends
    Unaffiliated issuers (net of withholding taxes of $602)                                         $10,199
  Amortization                                                                                      292,502
  Interest                                                                                          986,767
                                                                                       ----------------------
      Total income                                                                                1,289,468
                                                                                       ----------------------
Expenses:
  Management fees (Note 3)                                                                          443,278
  Registration and regulatory fees                                                                   20,167
  Dividend expense - short sales                                                                      3,704
  Professional fees                                                                                  18,880
  Custodian fees                                                                                        849
  Transfer agent fees (Note 3)                                                                       24,616
  Shareholder communications                                                                         11,690
  Organizational expense (Note 4)                                                                    12,742
  Other expenses                                                                                     12,394
  12b-1 fees - Institutional shares                                                                     400
                                                                                       ----------------------
      Total expenses                                                                                548,720
        Fees paid indirectly (Note 6)                                                                (1,188)
                                                                                       ----------------------
        Net expenses                                                                                547,532
                                                                                       ----------------------
  Net investment income                                                                             741,936
                                                                                       ----------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments of unaffiliated issuers                                         (1,988,860)
Net realized loss on investments of affiliated issuers
  (Non-controlled)                                                                                 (783,563)
Net realized loss on securities sold short                                                       (3,646,739)
Net realized loss on option transactions                                                         (7,265,063)
Net realized loss on foreign currency transactions                                                   (2,257)
                                                                                       ----------------------
Net realized loss on investments and foreign currency
  transactions                                                                                  (13,686,482)
                                                                                       ----------------------
Change in unrealized appreciation on investments                                                  5,776,187
Net unrealized appreciation on securities sold short                                              1,842,662
Net unrealized depreciation on options                                                             (543,500)
Change in unrealized appreciation on translation of assets and
  liabilities in foreign currencies                                                                    (137)
                                                                                       ----------------------
Change in unrealized appreciation on investments and translation
  of assets and liabilities in foreign currencies                                                 7,075,212
                                                                                       ----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            ($5,869,334)
                                                                                       ======================

36                     See Notes to Financial Statements

---------------------------------------------------------------------------------------------------------------
                                           LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------------------------
                                        STATEMENT OF OPERATIONS
                                   FOR THE YEAR ENDED JUNE 30, 1998

                                                                                             LINDNER GOVERNMENT
                                                                                             MONEY MARKET FUND
                                                                                             ------------------
INVESTMENT INCOME
Interest                                                                                         $2,305,918
                                                                                               --------------
EXPENSES:
  Administrator fees (Note 3)                                                                        76,421
  Management fees (Note 3)                                                                           61,946
  Registration and regulatory fees                                                                   26,754
  Shareholder communications                                                                         14,848
  Transfer agent fees (Note 3)                                                                       13,085
  Organizational expense (Note 4)                                                                     4,637
  Custodian expense                                                                                   2,508
  Other expenses                                                                                      4,594
                                                                                               --------------
      Total expenses                                                                                204,793
        Fees paid indirectly (Note 6)                                                                (1,148)
                                                                                               --------------
        NET EXPENSES                                                                                203,645
                                                                                               --------------
  NET INVESTMENT INCOME                                                                          $2,102,273
                                                                                               ==============

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEAR ENDED JUNE 30, 1998
                      AND THE PERIOD ENDED JUNE 30, 1997
                                                                     LINDNER GOVERNMENT MONEY MARKET FUND
                                                                   ----------------------------------------
                                                                       JUNE 30, 1998     JUNE 30, 1997<F1>
                                                                   --------------------  ------------------
INCREASE IN NET ASSETS:
  Net investment income                                                    $2,102,273            $1,835,374
                                                                   --------------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                               (2,102,273)           (1,835,374)
                                                                   --------------------  --------------------
FUND SHARES TRANSACTIONS:
Net increase in net assets resulting from fund shares
  transactions (Note 7)                                                     3,746,289            39,216,144
                                                                   --------------------  --------------------
TOTAL INCREASE IN NET ASSETS                                                3,746,289            39,216,144
Net Assets at the Beginning of the Period                                  39,216,144                     0
                                                                   --------------------  --------------------
Net Assets at the End of the Period                                       $42,962,433           $39,216,144
                                                                   ====================  ====================

<F1> Operations commenced on July 6, 1996

                       See Notes to Financial Statements                     37

---------------------------------------------------------------------------------------------------------
                                           LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------------------
                                  STATEMENTS OF CHANGES IN NET ASSETS
                                  FOR THE PERIODS ENDED JUNE 30, 1998
                                            AND JUNE 30, 1997

                                              LINDNER GROWTH FUND                LINDNER DIVIDEND FUND
                                           --------------------------          --------------------------
                                           June 30,          June 30,          June 30,          June 30,
                                             1998              1997              1998              1997
                                           --------          --------          --------          --------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)          $17,289,831       $19,791,890      $112,573,428      $127,128,085
    Net realized gain on
      investments and foreign
      currency transactions               135,020,698       164,350,300        52,875,233       142,456,950
    Net increase (decrease) in
      unrealized appreciation on
      investments and translation
      of assets and liabilities in
      foreign currencies                 (125,655,231)      (10,309,030)       84,476,187       (87,961,498)
                                     ----------------- ----------------- ----------------- -----------------
        Net Increase (Decrease) in
          Net Assets                       26,655,298       173,833,160       249,924,848       181,623,537
                                     ----------------- ----------------- ----------------- -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income:
        Investors shares                  (17,507,539)      (20,932,704)     (104,805,174)     (131,109,911)
        Institutional shares                  (11,745)             (235)         (148,548)          (64,347)
    From net realized gain on
      investments and foreign
      currency transactions:
        Investors shares                 (181,608,041)     (166,339,554)     (152,584,398)      (62,624,754)
        Institutional shares                 (131,660)           (1,972)         (206,827)          (10,487)
                                     ----------------- ----------------- ----------------- -----------------
    Net decrease in net assets from
      distributions to shareholders      (199,258,985)     (187,274,465)     (257,744,947)     (193,809,499)
                                     ----------------- ----------------- ----------------- -----------------
FUND SHARE TRANSACTIONS (NOTE 7):
    Investors shares                     (319,448,363)       62,327,472      (392,674,791)     (263,821,666)
    Institutional shares                      420,275            95,895           796,552         1,979,699
                                     ----------------- ----------------- ----------------- -----------------
        Net Increase (Decrease) in
          Fund Share Transactions        (319,028,088)       62,423,367      (391,878,239)     (261,841,967)
                                     ----------------- ----------------- ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (491,631,775)       48,982,062      (399,698,338)     (274,027,929)
Net Assets at the Beginning of the
  Period                                1,495,076,391     1,446,094,329     2,018,905,533     2,292,933,462
                                     ----------------- ----------------- ----------------- -----------------
Net Assets at the End of the Period    $1,003,444,616    $1,495,076,391    $1,619,207,195    $2,018,905,533
                                     ================= ================= ================= =================
Undistributed Net Investment Income
  (Loss) Included in Net Assets at
  the End of the Period                    $9,480,871        $9,710,325        $5,814,077       ($1,805,630)
                                     ================= ================= ================= =================

<F1> Operations commenced on April 13, 1998


38                     See Notes to Financial Statements


---------------------------------------------------------------------------------------------------------
                                           LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------------------
                                  STATEMENTS OF CHANGES IN NET ASSETS
                                  FOR THE PERIODS ENDED JUNE 30, 1998
                                            AND JUNE 30, 1997

                                                                                    LINDNER/RYBACK
                                              LINDNER UTILITY FUND                  SMALL-CAP FUND
                                           --------------------------          --------------------------
                                           June 30,          June 30,          June 30,          June 30,
                                             1998              1997              1998              1997
                                           --------          --------          --------          --------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)             $992,000        $1,086,682          $510,226           $72,833
    Net realized gain on
      investments and foreign
      currency transactions                 5,763,235         2,371,071         2,072,221         1,324,888
    Net increase (decrease) in
      unrealized appreciation on
      investments and translation
      of assets and liabilities in
      foreign currencies                     (375,347)        1,512,781         1,698,097         2,624,124
                                     ----------------- ----------------- ----------------- -----------------
        Net Increase (Decrease) in
          Net Assets                        6,379,888         4,970,534         4,280,544         4,021,845
                                     ----------------- ----------------- ----------------- -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income:
        Investors shares                     (977,050)       (1,156,654)         (204,160)          (26,731)
        Institutional shares                     (397)           (2,247)             (910)               --
    From net realized gain on
      investments and foreign
      currency transactions:
        Investors shares                   (2,523,984)          (36,612)       (1,478,918)               --
        Institutional shares                     (439)             (246)           (8,066)               --
                                     ----------------- ----------------- ----------------- -----------------
    Net decrease in net assets from
      distributions to shareholders        (3,501,870)       (1,195,759)       (1,692,054)          (26,731)
                                     ----------------- ----------------- ----------------- -----------------
FUND SHARE TRANSACTIONS (NOTE 7):
    Investors shares                       (6,692,877)       10,645,924        26,792,123        10,705,810
    Institutional shares                      (47,963)           44,337           139,307               150
                                     ----------------- ----------------- ----------------- -----------------
        Net Increase (Decrease) in
          Fund Share Transactions          (6,740,840)       10,690,261        26,931,430        10,705,960
                                     ----------------- ----------------- ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (3,862,822)       14,465,036        29,519,920        14,701,074
Net Assets at the Beginning of the
  Period                                   46,763,916        32,298,880        24,810,363        10,109,289
                                     ----------------- ----------------- ----------------- -----------------
Net Assets at the End of the Period       $42,901,094       $46,763,916       $54,330,283       $24,810,363
                                     ================= ================= ================= =================
Undistributed Net Investment Income
  (Loss) Included in Net Assets at
  the End of the Period                       $46,169           $31,617          $310,592            $5,434
                                     ================= ================= ================= =================

<F1> Operations commenced on April 13, 1998


                                                                           LINDNER HIGH-YIELD
                                           LINDNER INTERNATIONAL FUND          BOND FUND
                                           --------------------------      ------------------
                                           June 30,          June 30,           June 30,
                                             1998              1997             1998<F1>
                                           --------          --------           --------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)             ($43,059)          ($3,525)          $20,483
    Net realized gain on
      investments and foreign
      currency transactions                    73,981            84,657             3,609
    Net increase (decrease) in
      unrealized appreciation on
      investments and translation
      of assets and liabilities in
      foreign currencies                     (816,771)          391,577             2,027
                                     ----------------- ----------------- -----------------
        Net Increase (Decrease) in
          Net Assets                         (785,849)          472,709            26,119
                                     ----------------- ----------------- -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income:
        Investors shares                           --              (281)          (19,008)
        Institutional shares                       --                --                (2)
    From net realized gain on
      investments and foreign
      currency transactions:
        Investors shares                      (81,079)          (27,129)               --
        Institutional shares                       (8)               (2)               --
                                     ----------------- ----------------- -----------------
    Net decrease in net assets from
      distributions to shareholders           (81,087)          (27,412)          (19,010)
                                     ----------------- ----------------- -----------------
FUND SHARE TRANSACTIONS (NOTE 7):
    Investors shares                       (1,257,243)        3,063,117         1,638,763
    Institutional shares                            7               383               151
                                     ----------------- ----------------- -----------------
        Net Increase (Decrease) in
          Fund Share Transactions          (1,257,236)        3,063,500         1,638,914
                                     ----------------- ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (2,124,172)        3,508,797         1,646,023
Net Assets at the Beginning of the
  Period                                    4,710,777         1,201,980                --
                                     ----------------- ----------------- -----------------
Net Assets at the End of the Period        $2,586,605        $4,710,777        $1,646,023
                                     ================= ================= =================
Undistributed Net Investment Income
  (Loss) Included in Net Assets at
  the End of the Period                      ($46,539)          ($3,480)           $1,472
                                     ================= ================= =================

                       See Notes to Financial Statements                     39

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
                      STATEMENT OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED JUNE 30, 1998
                               AND JUNE 30, 1997
                                                                                 LINDNER BULWARK FUND
                                                                               -------------------------
                                                                               June 30,         June 30,
                                                                                 1998             1997
                                                                               --------         --------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                                       $741,936       $3,056,218
    Net realized loss on
      investments and foreign
      currency transactions                                                  (13,686,482)        (366,095)
    Net increase (decrease) in
      unrealized appreciation on
      investments and translation
      of assets and liabilities in
      foreign currencies                                                       7,075,212      (20,902,706)
                                                                         ---------------- ----------------
        Net Decrease in Net Assets                                            (5,869,334)     (18,212,583)
                                                                         ---------------- ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income:
        Investors shares                                                      (2,703,161)      (1,311,535)
        Institutional shares                                                          --          (28,351)
    From net realized gain on
      investments and foreign
      currency transactions:
        Investors shares                                                              --               --
        Institutional shares                                                          --               --
                                                                         ---------------- ----------------
    Net decrease in net assets from
      distributions to shareholders                                           (2,703,161)      (1,339,886)
                                                                         ---------------- ----------------
FUND SHARE TRANSACTIONS (NOTE 7):
    Investors shares                                                         (31,774,601)      25,436,861
    Institutional shares                                                      (1,468,360)       1,938,107
                                                                         ---------------- ----------------
        Net Increase (Decrease) in
          Fund Share Transactions                                            (33,242,961)      27,374,968
                                                                         ---------------- ----------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                                                     (41,815,456)       7,822,499
Net Assets at the Beginning of the
  Period                                                                      70,080,345       62,257,846
                                                                         ---------------- ----------------
Net Assets at the End of the Period                                          $28,264,889      $70,080,345
                                                                         ================ ================
Undistributed Net Investment Income
  Included in Net Assets at the End
  of the Period                                                                 $263,514       $2,224,739
                                                                         ================ ================

40                     See Notes to Financial Statements

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Significant Accounting Policies

    Lindner Investments, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Eight series of shares are currently issued by the Trust: (1) Lindner Growth Fund, (2) Lindner Dividend Fund, (3) Lindner Utility Fund, (4) Lindner/Ryback Small-Cap Fund,
    (5) Lindner Bulwark Fund, (6) Lindner International Fund, (7) Lindner Government Money Market Fund, and (8) Lindner High-Yield Bond Fund (collectively, the "Funds"). The Lindner Growth, Lindner Dividend,
    Lindner Utility, Lindner/Ryback Small-Cap, Lindner Bulwark, Lindner International and Lindner High-Yield Bond Funds offer both Investor and Institutional classes of shares. Investor shares are sold without a 12b-1 fee. Institutional shares are sold with a 12b-1 fee. Institutional shares sold have their own distribution/administrative service plan and certain expenses are directly allocated to that class.

    The following is a summary of significant accounting policies followed by the Funds.

    Security Valuation

        The Lindner Growth, Lindner Dividend, Lindner Utility, Lindner/Ryback Small-Cap, Lindner Bulwark, Lindner International and Lindner High-Yield Bond Funds value investments (including options in the Lindner Bulwark Fund) in securities traded on a national securities exchange or in the NASDAQ Stock Market at the last reported sales price as of the close of the New York Stock Exchange; securities traded in the over-the-counter market and listed securities for which no sale was reported on the day are valued at the mean between the last reported bid and asked prices. The value of foreign securities is translated from the local currency into U.S. dollars at the rate of exchange prevailing on the valuation date. When market quotes are not readily available, such securities are valued at fair value as determined in good faith by the Board of Trustees.

        The Lindner Government Money Market Fund Values investment securities using the amortized cost method, whereby investments purchased at discount or premium are valued by amortizing the difference between the original purchase cost and maturity value of the issue over the period to maturity, which approximates current value.

    Investment Income

        Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Dividend and interest income is recorded net of foreign taxes. For the Lindner Government Money Market Fund, premiums and discounts, if any, on securities purchases are amortized over the life of the respective securities.

    Foreign Currency Translation

        The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities is translated at the current exchange rates; and (2) purchases, sales, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

        Reported net realized foreign currency gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate between transaction recording dates and period end.

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies (continued)

    Income Taxes

        It is the policy of the Funds to distribute all taxable income to shareholders and to otherwise continue to qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

    Repurchase Agreements

        The Lindner Government Money Market Fund may invest in Repurchase Agreements. Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Fund's behalf by its custodian under a book-entry system. The Fund monitors the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the value of the repurchase agreement.

    Short Sales

        The Lindner Bulwark series may invest in short sales of securities in order to profit from declines in stock prices. When a Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities and cash as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the proceeds received. Other Funds may engage in short sales of securities if they own or have the right to acquire, without the payment of further consideration, an approximately equal amount of such securities ("short sales against the box").

    Dividends and Distributions to Shareholders

        The Lindner Government Money Market Fund declares dividends daily from the total of net investment income on portfolio securities, and distributes monthly. The Lindner Growth, Lindner Bulwark, Lindner/Ryback Small-Cap, and Lindner International Funds declare annual dividends from net investment income in December, following the end of the fiscal year for these funds. The Lindner Dividend, Lindner Utility, and Lindner High-Yield Bond Funds distribute substantially all of their net investment income through the payment of quarterly dividends generally declared in March, June, September, and December. Net realized capital gains, if any, will be distributed by all Funds in December, following the end of the fiscal year for these funds. Designation of sources of distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments in the recognition of income and expense items for financial statement and tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Use of Management Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies (continued)

    Allocation of Income, Expenses and Gains and Losses

        The Funds allocate income, expenses (other than class specific expenses) and gains and losses daily to each class of shares based upon the relative proportion of shares represented by each class. Operating expenses directly attributable to a specific class are charged against the operation of that class.

2. Investment Transactions

    For the periods ended June 30, 1998, aggregate purchases and sales of investment securities, other than options, securities sold short, U.S. Government Securities, and short-term obligations were as follows:

                                                           Purchases                Sales
                                                          ------------          --------------
  LINDNER GROWTH FUND                                     $541,888,724          $  917,934,704
  LINDNER DIVIDEND FUND                                    899,009,434           1,298,841,552
  LINDNER UTILITY FUND                                      43,262,060              51,285,093
  LINDNER/RYBACK
    SMALL-CAP FUND                                          33,148,792               9,472,028
  LINDNER INTERNATIONAL FUND                                 1,566,297               2,680,603
  LINDNER HIGH-YIELD BOND FUND                               1,590,957                  61,600
  LINDNER BULWARK FUND                                      14,147,578              28,113,848

    For the period ended June 30, 1998, aggregate purchases and sales of U.S. Government securities were as follows:

                                                           Purchases                Sales
                                                          ------------          --------------
  LINDNER GROWTH FUND                                     $987,846,630          $1,106,974,340
  LINDNER DIVIDEND FUND                                    607,627,054             736,682,058
  LINDNER UTILITY FUND                                      30,167,983              30,323,546
  LINDNER/RYBACK
    SMALL-CAP FUND                                          87,134,421              85,961,073
  LINDNER INTERNATIONAL FUND                                 3,487,730               3,593,347
  LINDNER HIGH-YIELD BOND FUND                               1,395,067               1,397,588
  LINDNER BULWARK FUND                                     184,929,557             196,815,870
  LINDNER GOVERNMENT MONEY
    MARKET FUND                                             90,995,912              79,372,333

    For the periods ended June 30, 1998, aggregate purchases and sales of options in the Lindner Bulwark Fund were $9,445,476 and $9,047,288, respectively.

    For the periods ended June 30, 1998, the cost of investments purchased to cover short sales and the proceeds from investments sold short were as follows:

                                                           Short Sales               Covers
                                                           -----------             -----------
  LINDNER DIVIDEND FUND                                    $        --             $ 5,922,161
  LINDNER BULWARK FUND                                      20,833,290              26,303,293

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

2. Investment Transactions (continued)

    On June 30, 1998, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                       Appreciation    (Depreciation)        Net         Federal Tax Cost
                                       ------------    --------------    ------------    ----------------
  LINDNER GROWTH FUND                  $288,115,765     ($89,017,277)    $199,098,488     $  809,000,964
  LINDNER DIVIDEND FUND                 194,406,091      (66,749,006)     127,657,085      1,481,854,100
  LINDNER UTILITY FUND                    9,250,208       (4,025,535)       5,224,673         37,235,048
  LINDNER/RYBACK
    SMALL-CAP FUND                        8,173,020       (2,106,173)       6,066,847         47,322,522
  LINDNER BULWARK FUND                    3,315,969       (8,261,792)      (4,945,823)        25,830,390
  LINDNER INTERNATIONAL FUND                414,684         (746,658)        (331,974)         3,040,265
  LINDNER HIGH-YIELD BOND FUND               23,174          (21,147)           2,027          1,533,842


    On June 30, 1998, Lindner Bulwark Fund had capital loss carryforwards which will reduce future capital gains. These loss carryforwards, which aggregate approximately $20,466,000, expire as follows: $1,349,000 in 2003, $7,563,000 in 2004, $1,792,000 in 2005 and $9,762,000 in 2006.

3. Fees and Other Transactions with Affiliates

    The management fee for Lindner Growth Fund is payable to Ryback Management Corporation (the "Adviser") (before reimbursement of expenses to the Funds, if any) at the annual rate of 0.7% of average net assets up to $50 million, 0.6% of the next $350 million and 0.5% of the excess over $400 million. Depending on Lindner Growth Fund's performance compared to the S&P 500 Composite Index (the "S&P"), the fee may be increased or decreased by up to 0.2%. For the year ended June 30, 1998, the Lindner Growth Fund under performed the S&P. Accordingly, the basic management fee of $7,201,273 was reduced by a performance penalty of 0.2% of average net assets, or $2,700,692. This resulted in a net management fee of $4,500,581.

    The management fee for Lindner Dividend Fund is payable quarterly to the Adviser (before reimbursement of expenses to the Funds, if any) at the annual rate of 0.7% of average net assets up to $50 million, 0.6% of the next $150 million and 0.5% of the excess over $200 million.

    The management fee is payable monthly to the Adviser by Lindner Utility Fund and Lindner/Ryback Small-Cap Fund according to the following annual percentage rate of daily net asset values averaged monthly (before reimbursement of expenses to the Funds, if any) of each of the Funds: 0.7% on the first $50 million, 0.6% on the next $150 million and 0.5% of the excess of $200 million.

    The management fee for Lindner High-Yield Bond Fund is payable monthly to the Adviser at the annual percentage rate of 0.80% of daily net asset values averaged monthly (before reimbursement of expenses to the Funds, if any) of the Funds.

    The management fee for Lindner Bulwark Fund and Lindner International Fund is payable monthly to the Adviser at the annual percentage rate of 1% of daily net asset values averaged monthly (before reimbursement of expenses to the Funds, if any) of each of the Funds.

    The management fee for the Lindner Government Money Market Fund is payable monthly to the Adviser at the annual percentage rate of 0.15% of the Fund's daily net asset values averaged monthly (before reimbursement of expenses to the Fund, if any).

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

3. Fees and Other Transactions with Affiliates (continued)

    As administrator, Ryback Management administers the Funds' corporate affairs, subject to the supervision of the Funds' Trustees and, in connection therewith, furnishes the Funds' with office facilities, together with ordinary clerical and shareholder services. An administrator fee for the Lindner High-Yield Bond and Lindner Government Money Market Funds is payable monthly to Ryback Management Corporation at the annual percentage rate of 0.20% of daily net asset values averaged monthly of the Funds. The adviser has voluntarily agreed to waive its administrative service fees to the extent necessary to cause annual total operating expenses to be not more than 1.25% of average net assets for investor shares and 1.50% of average net assets for institutional shares for the Lindner High-Yield Bond Fund and not more than 0.50% of average net assets during the year for the Lindner Government Money Market Fund.

    Annual operating and management expenses for the Lindner Growth Fund and Lindner Dividend Fund, excluding taxes and interest, may not exceed 1.5% of the first $30 million of average net assets plus 1% of average net assets in excess of $30 million of the respective funds.

    Ryback Management Corporation, acting as stock transfer agent and dividend disbursing agent for the Funds, is compensated at a rate of 75 cents (83 cents for the Lindner Government Money Market Fund, and 92 cents for the Lindner High-Yield Bond Fund) per shareholder account per month. During the year ended June 30, 1998, the following transfer agent fees were paid to Ryback Management Corporation: Lindner Growth Fund ($398,720), Lindner Dividend Fund ($534,860), Lindner Utility Fund ($20,962), Lindner/Ryback Small-Cap Fund ($19,377), Lindner International Fund ($3,303), Lindner High-Yield Bond Fund ($385), Lindner Bulwark Fund ($18,668), and Lindner Government Money Market Fund ($11,899).

    Certain officers and directors of the Funds are affiliates of Ryback Management Corporation.

4. Organizational Expense

    The following is a schedule of expenses in connection with the organization and registration of the Funds which are being amortized and reimbursed to the Adviser on a straight line basis over a period of five years:

                                                                          Accumulated
                                                         Original         Amortization          1998
                                                         Expense        at June 30, 1998       Expense
                                                         --------       ----------------       -------
  LINDNER UTILITY FUND                                   $32,377             $31,123            $6,566
  LINDNER/RYBACK
    SMALL-CAP FUND                                        29,182              26,228             5,917
  LINDNER INTERNATIONAL FUND                              35,889              25,464             7,278
  LINDNER HIGH-YIELD BOND FUND                            20,170                 684               684
  LINDNER BULWARK FUND                                    62,831              55,821            12,742
  LINDNER GOVERNMENT MONEY
    MARKET FUND                                           23,865               8,795             4,637

    Any redemption by the shareholders of the Adviser of their initial investment in Lindner Utility Fund of $100,000 will reduce the reimbursement by a pro rata portion of any of the then unamortized expenses.

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

5. Transactions with Affiliates

    Issuers of whose voting stock the Funds own more than 5% but less than 25% are classified as "affiliates (Non-controlled"). Following is an analysis of transactions for the year ended June 30, 1998, with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                                                                     Gain (Loss)
                                                                                                                       Realized
                                                                                                       Dividend        on Sale
        Security Name                                        Activity                                   Income        of Shares
------------------------------     ------------------------------------------------------------        --------      -----------

                                    Value at        Purchases,         Sales,           Value
                                   Beginning        Additions        Reductions       at End of
                                   of Period         at Cost          at Cost           Period
                                   ---------        ----------       ----------       ---------
LINDNER GROWTH FUND
7th Level, Inc.                   $  2,800,746                      $  2,426,795     $          0                    $    467,073
AlarmGuard Holdings                  3,371,049                         2,454,688                0                         802,833
Alliant Techsystems, Inc.           47,575,000                           844,307       52,029,450                       1,657,190
Allied Healthcare Products,
  Inc.                               4,258,800                         5,088,244                0                      (1,468,139)
American Classic Voyages
  Company                                 <F#>     $    928,313        1,830,938            <F##>                       2,024,928
American Media, Inc., Class A       18,248,300                         4,819,628            <F##>                       1,913,726
Anagel - American Shipholdings
  Ltd. - ADR                             <F++>        1,123,625                         5,893,525      $  68,090
Anvil Range Mining                   1,970,968                         5,045,570                0                      (3,250,411)
Autoinfo, Inc.                       1,123,688                         1,420,893                0                        (832,640)
Bitech Petroleum Corporation -
  Rule 144A                          3,986,952          790,412                             <F##>
BFX Hospitality Group, Inc.
  (formerly Buffton Corporation)     1,127,250                         1,373,817                0                        (221,517)
Canyon Resources Corporation         5,807,100          241,337        6,622,162                0                      (4,114,036)
Cardiometrics, Inc. <F^^>            4,742,419                         2,887,268                0
Charming Shoppes, Inc.              43,446,721          315,313       33,500,187                0                       3,510,926
CML Group, Inc.                      5,113,606                         8,970,423                0                      (1,040,633)
The Coast Distribution Company       1,690,875                         1,820,029                0                        (589,357)
Comprehensive Care Corporation -
  Rule 144A                          3,031,250                                          2,453,125
CPI Corporation                     20,099,100        2,835,621        4,997,314       19,573,875        483,966        1,806,040
Dayton Mining Corporation            9,086,075                         7,874,292                0                      (4,508,974)
Designs, Inc.                             <F#>        5,094,667        5,494,042                0                      (3,449,290)
Eagle Point Software
  Corporation                        1,140,625                           937,500                0                         (75,029)
EMCON                                1,803,425                         1,671,318                0                          55,124
Eskimo Pie Corporation               2,970,625                         2,513,125                0         36,750          671,769
Fiberstars, Inc.                     1,638,488                         1,727,599                0                          36,868
Frontline Ltd. - ADR (formerly
  London & Overseas Freighters
  Ltd. - ADR)                        5,702,344                                          3,193,313
Gainsco, Inc.                            <F++>       12,045,582        1,222,730        8,294,344         75,168          (14,638)
Gateway Industries, Inc.               661,968                           747,786                0                        (261,408)
General Magic, Inc.                  3,252,800                         2,059,120                0                         560,224
The Good Guys, Inc.                  6,737,625                         8,151,075                0                         411,570
Gradco Systems, Inc.                 3,618,250          472,500                         5,238,000
Handleman Company                   20,503,275                        23,278,161                0                      (1,895,063)
Hilb, Rogal and Hamilton
  Company                           17,000,000                                         15,625,000        625,000
Huntway Refining Company                  <F#>                                          1,947,511
Hyseq, Inc. - Rule 144A                   <F#>        1,642,800                         6,645,600
International Bancshares
  Corporation                       25,515,765                         1,293,392            <F##>                       7,042,595
Maynard Oil Company - ADR            7,925,125                         5,356,700                0                        (492,055)
Metricom, Inc.                       8,580,750                        22,521,243                0                     (13,099,243)

46


-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

                                                                                                                     Gain (Loss)
                                                                                                                       Realized
                                                                                                       Dividend        on Sale
        Security Name                                        Activity                                   Income        of Shares
------------------------------     ------------------------------------------------------------        --------      -----------

                                    Value at        Purchases,         Sales,           Value
                                   Beginning        Additions        Reductions       at End of
                                   of Period         at Cost          at Cost           Period
                                   ---------        ----------       ----------       ---------
LINDNER GROWTH FUND
  (CONTINUED)
Micronics Computers, Inc.         $  4,011,569                      $  7,721,946     $          0                    $ (5,072,476)
MFRI, Inc.                           3,239,500                         2,198,125                0                         661,911
MK Gold Company                      2,826,875                         2,447,759                0                        (764,195)
The Morningstar Group, Inc. <F^^>   26,878,125                         9,818,882                0                       8,117,460
Noodle Kidoodle, Inc.                2,302,125                         3,035,841                0                      (1,155,679)
Novastar Financial, Inc.                  <F#>     $  8,096,395                         7,367,113     $  322,425
Oak Technology, Inc.                     <F++>       13,229,740                        11,232,875
OMI, Inc.                           23,189,063        1,466,469        1,968,875       17,880,000                       2,370,127
Marine Transport Corporation
  Inc. <F*>                              <F++>                                            907,969
Quixote Corporation                  5,636,000           81,813                         8,734,250        184,275
Ramco-Gershenson Properties
  Trust                              9,574,341                         1,259,784        8,776,100        489,659          278,257
Recycling Industries, Inc.           1,937,500          570,825                         6,462,500
Republic Engineered Steels,
  Inc.                                    <F#>          903,188           40,000        4,907,625                         (32,500)
Rightchoice Managed Care, Inc.       3,515,400        2,680,154                             <F##>
Rose's Stores, Inc.                  1,139,506                         1,680,287                0                        (925,560)
SED International Holdings,
  Inc.                                    <F#>       11,233,760          142,185        8,125,000                         (56,875)
Siem Industries, Inc.                     <F#>        3,869,887                        21,837,800
Scientific Software-Intercomp,
  Inc.                                 412,212                                            338,520
South American Gold and Copper
  Company Ltd.                         447,626                           990,468                0                        (835,685)
Southernera Resources Ltd.               <F++>        8,407,947                         5,615,031
Spaghetti Warehouse, Inc.            3,377,400                         2,720,186                0                         379,743
Summit Medical Systems, Inc.         1,553,200                         1,673,588                0                        (112,340)
Superior Uniform Group (formerly
  Superior Surgical Mfg.
  Company, Inc.)                     5,792,750           46,200                         8,076,250        241,045
Tanknology Environmental, Inc.       2,566,680                         2,801,913                0                        (720,316)
Transtechnology Corporation          6,825,000          454,035                         8,117,250         78,325
Uni-Marts, Inc.                      2,935,500           47,902        3,051,558                0                      (1,278,527)
United Retail Group, Inc.            2,591,500                         3,080,886                0                       3,107,409
Uranium Resources, Inc.              5,026,209                                          1,844,769
Vertex Communications
  Corporation                       11,235,000          638,150                        10,528,000
Wave Technologies
  International, Inc.                1,627,500          335,625          932,600            <F##>                         (25,599)
Westmoreland Coal Company, 8.5%
  Voting Convertible Preferred         733,950          471,087                         1,111,422
Wolohan Lumber Company                   <F++>        6,923,088                         6,913,981         85,218
                                  ------------     ------------     ------------     ------------     ----------     ------------
                                  $413,905,495     $ 84,946,435     $214,515,229     $259,670,198     $2,689,921     $(10,416,412)
                                  ============     ============     ============     ============     ==========     ============
LINDNER DIVIDEND FUND
American Bank of Connecticut      $  4,395,155                                       $  6,665,350     $  198,126
Bitech Petroleum Corporation         5,304,430     $     84,010     $  1,105,083            <F##>                    $    197,253
El Paso Electric Company            26,837,500                           603,860       34,000,181                          (4,956)
Handleman Company                   18,483,038                        19,021,462                0                      (3,697,706)
Hanover Capital Mortgage
  Holdings, Inc.                         <F++>        7,484,302                         4,462,150        261,064
Harken Energy Corporation           45,500,000        3,071,501                        33,783,750
Metricom, Inc.                       7,143,188                        15,834,140                0                      (7,990,640)

                                                                             47


-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------
                                                                                                                     Gain (Loss)
                                                                                                                      Realized
                                                                                                       Dividend        on Sale
        Security Name                                        Activity                                   Income        of Shares
------------------------------     ------------------------------------------------------------        --------      -----------
                                    Value at        Purchases,         Sales,           Value
                                   Beginning        Additions        Reductions       at End of
                                   of Period         at Cost          at Cost           Period
                                   ---------        ----------       ----------       ---------
LINDNER DIVIDEND FUND
  (CONTINUED)
Novastar Financial, Inc.
    Common stock                  $      <F++>     $  4,500,000     $  2,700,000     $  1,637,500     $   90,000     $     84,375
    Common stock - Rule 144A
    <F**>                                <F++>                                         10,916,670        400,000
Redwood Trust, Inc.                      <F++>       20,902,162                        14,050,000        216,000
Spaghetti Warehouse, Inc.            2,879,400                         2,399,500                0                         225,465
Uranium Resources, Inc.
    Common stock                     1,991,625                                            730,988
    Common stock - Rule 144A         2,937,500                                          1,078,150
                                  ------------     ------------     ------------     ------------     ----------     ------------
                                  $115,471,836     $ 36,041,975     $ 41,664,045     $107,324,739     $1,165,190     $(11,186,209)
                                  ============     ============     ============     ============     ==========     ============

LINDNER BULWARK FUND
BFX Hospitality Group, Inc.
  (formerly Buffton
  Corporation)                    $  1,064,250                      $  1,194,635     $          0                    $   (106,735)
Gateway Industries, Inc.               475,910                           559,002                0                        (208,187)
Rose's Stores, Inc.                  1,148,870                         1,511,712                0                        (468,641)
Scientific Software Intercomp,
  Inc.                                 409,364                                            336,180
Westmoreland Coal Company 8.5%
  Voting Convertible Preferred         626,325                                            581,588
                                  ------------     ------------     ------------     ------------     ----------     ------------
                                  $  3,724,719     $          0     $  3,265,349     $    917,768     $        0     $   (783,563)
                                  ============     ============     ============     ============     ==========     ============

<F#>  - At June 30, 1997, was not affiliated.
<F++> - At June 30, 1997, was not owned.
<F##> - At June 30, 1998, was not affiliated.
<F^^> - Investment merged into another security resulting in no gain or loss. Any gain or loss disclosed is a result of sales prior to merger.
<F*>  - Received in a spin-off at no cost.
<F**> - Received from conversion of preferred at no additional cost.

6. Expense Offset Arrangements

    The Funds have an arrangement whereby custodian expenses are reduced by maintaining a compensating balance with the custodian. The Funds could have invested the assets used by the custodian in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In the Statements of Operations and the ratio of expenses to average net assets in the Financial Highlights, total expenses include the expense which had been offset. The following are the aggregate amounts for the period ended June 30, 1998, by which expenses have been increased for financial statement presentation:

             LINDNER GROWTH FUND                                             $42,198
             LINDNER DIVIDEND FUND                                            58,793
             LINDNER UTILITY FUND                                              1,406
             LINDNER/RYBACK
               SMALL-CAP FUND                                                  1,619
             LINDNER INTERNATIONAL FUND                                           70
             LINDNER HIGH-YIELD BOND FUND                                          9
             LINDNER BULWARK FUND                                              1,188
             LINDNER GOVERNMENT MONEY
               MARKET FUND                                                     1,148

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

7. Capital Stock

    The Lindner Growth, Lindner Dividend, Lindner Utility, Lindner/Ryback Small-Cap, Lindner Bulwark, Lindner International and Lindner High-Yield Bond Funds have authorized unlimited shares of $.01 par value Investor shares and Institutional shares. The Lindner Government Money Market Fund has authorized unlimited shares of $1 par value investor shares. Transactions in shares of capital stock for the periods ended June 30, 1998 and 1997 were as follows:

                                                   Periods Ended June 30, 1998                 Periods Ended June 30, 1997
                                                   ---------------------------                 ---------------------------
                                                   Shares               Amount                 Shares               Amount
                                                   ------               ------                 ------               ------
LINDNER GROWTH FUND

Investor shares
---------------
Sold                                                5,426,366      $  136,110,587              4,034,285         $ 104,275,859
Dividends and Distributions reinvested              8,184,099         183,241,854              7,123,614           174,101,137
Redeemed                                          (26,109,623)       (638,800,804)            (8,411,952)         (216,049,524)
                                               --------------      --------------           ------------         -------------
Net (decrease) increase                           (12,499,158)     $ (319,448,363)             2,745,947         $  62,327,472
                                               ==============      ==============           ============         =============

Institutional shares
--------------------
Sold                                                   39,941      $    1,042,902                  3,917         $      95,942
Dividends and Distributions reinvested                  6,416             143,404                      1                    13
Redeemed                                              (33,650)           (766,031)                    (2)                  (60)
                                               --------------      --------------           ------------         -------------
Net increase                                           12,707      $      420,275                  3,916         $      95,895
                                               ==============      ==============           ============         =============

LINDNER DIVIDEND FUND

Investor shares
---------------
Sold                                                6,426,515      $  180,290,348             11,601,117         $ 321,785,067
Dividends and Distributions reinvested              8,028,267         215,661,998              5,881,248           161,114,417
Redeemed                                          (28,055,378)       (788,627,137)           (26,976,613)         (746,721,150)
                                               --------------      --------------           ------------         -------------
Net decrease                                      (13,600,596)     $ (392,674,791)            (9,494,248)        $(263,821,666)
                                               ==============      ==============           ============         =============

Institutional shares
--------------------
Sold                                                   27,452      $      769,200                 82,348         $   2,267,410
Dividends and Distributions reinvested                 13,153             353,051                  2,723                74,615
Redeemed                                              (11,740)           (325,699)               (13,041)             (362,326)
                                               --------------      --------------           ------------         -------------
Net increase                                           28,865      $      796,552                 72,030         $   1,979,699
                                               ==============      ==============           ============         =============

LINDNER UTILITY FUND

Investor shares
---------------
Sold                                                  704,960      $   11,459,416              2,353,165         $  34,422,373
Dividends and Distributions reinvested                202,703           3,159,583                 72,998             1,059,599
Redeemed                                           (1,317,416)        (21,311,876)            (1,734,066)          (24,836,048)
                                               --------------      --------------           ------------         -------------
Net (decrease) increase                              (409,753)     $   (6,692,877)               692,097         $  10,645,924
                                               ==============      ==============           ============         =============

Institutional shares
--------------------
Sold                                                      457      $        7,561                 19,057         $     268,131
Dividends and Distributions reinvested                     52                 389                    173                 2,492
Redeemed                                               (3,423)            (55,913)               (15,812)             (226,286)
                                               --------------      --------------           ------------         -------------
Net (decrease) increase                                (2,914)     $      (47,963)                 3,418         $      44,337
                                               ==============      ==============           ============         =============

                                                                             49


-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

                                                   Periods Ended June 30, 1998                 Periods Ended June 30, 1997
                                                   ---------------------------                 ---------------------------
                                                   Shares               Amount                 Shares               Amount
                                                   ------               ------                 ------               ------
LINDNER/RYBACK SMALL-CAP FUND

Investor shares
---------------
Sold                                                5,816,203      $   50,042,896              2,182,401         $  14,716,844
Dividends and Distributions reinvested                194,743           1,600,791                  3,864                25,192
Redeemed                                           (2,867,441)        (24,851,564)              (597,054)           (4,036,226)
                                               --------------      --------------           ------------         -------------
Net increase                                        3,143,505      $   26,792,123              1,589,211         $  10,705,810
                                               ==============      ==============           ============         =============

Institutional shares
--------------------
Sold                                                   34,120      $      280,579                     24         $         150
Dividends and Distributions reinvested                  1,094               8,973                     --                    --
Redeemed                                              (17,136)           (150,245)                    --                    --
                                               --------------      --------------           ------------         -------------
Net increase                                           18,078      $      139,307                     24         $         150
                                               ==============      ==============           ============         =============

LINDNER INTERNATIONAL FUND

Investor shares
---------------
Sold                                                  276,398      $    3,017,454                508,905         $   5,215,761
Dividends and Distributions reinvested                  8,418              79,130                  2,851                27,282
Redeemed                                             (408,939)         (4,353,827)              (212,319)           (2,179,926)
                                               --------------      --------------           ------------         -------------
Net (decrease) increase                              (124,123)     $   (1,257,243)               299,437         $   3,063,117
                                               ==============      ==============           ============         =============

Institutional shares
--------------------
Sold                                                       --      $           --                     38         $         382
Dividends and Distributions reinvested                     --                   7                     --                     1
Redeemed                                                   --                  --                     --                    --
                                               --------------      --------------           ------------         -------------
Net increase                                               --      $            7                     38         $         383
                                               ==============      ==============           ============         =============

LINDNER HIGH-YIELD BOND FUND<F1>

Investor shares
---------------
Sold                                                  166,496      $    1,675,191                     --         $          --
Dividends and Distributions reinvested                  1,275              12,839                     --                    --
Redeemed                                               (4,879)            (49,267)                    --                    --
                                               --------------      --------------           ------------         -------------
Net increase                                          162,892      $    1,638,763                     --         $          --
                                               ==============      ==============           ============         =============

Institutional shares
--------------------
Sold                                                       15      $          150                     --         $          --
Dividends and Distributions reinvested                     --                   1                     --                    --
Redeemed                                                   --                  --                     --                    --
                                               --------------      --------------           ------------         -------------
Net increase                                               15      $          151                     --         $          --
                                               ==============      ==============           ============         =============

<F1> Operations commenced on April 13, 1998

50


-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

                                                   Periods Ended June 30, 1998                 Periods Ended June 30, 1997
                                                   ---------------------------                 ---------------------------
                                                   Shares               Amount                 Shares               Amount
                                                   ------               ------                 ------               ------
LINDNER BULWARK FUND

Investor shares
---------------
Sold                                                5,372,688      $   34,105,013             11,966,627         $ 100,089,008
Dividends and Distributions reinvested                433,245           2,517,155                154,353             1,236,353
Redeemed                                          (11,028,984)        (68,396,769)            (9,346,728)          (75,888,500)
                                               --------------      --------------           ------------         -------------
Net (decrease) increase                            (5,223,051)     $  (31,774,601)             2,774,252         $  25,436,861
                                               ==============      ==============           ============         =============

Institutional shares
--------------------
Sold                                                   19,355      $      120,000                286,659         $   2,316,545
Dividends and Distributions reinvested                     --                  --                  3,547                28,338
Redeemed                                             (254,614)         (1,588,360)               (54,929)             (406,776)
                                               --------------      --------------           ------------         -------------
Net (decrease) increase                              (235,259)     $   (1,468,360)               235,277         $   1,938,107
                                               ==============      ==============           ============         =============

LINDNER GOVERNMENT MONEY MARKET FUND <F2>

Investor shares
---------------
Sold                                              234,509,504      $  234,509,504            199,004,025         $ 199,004,025
Dividends and Distributions reinvested              1,283,867           1,283,867                905,457               905,457
Redeemed                                         (232,047,082)       (232,047,082)          (160,693,338)         (160,693,338)
                                               --------------      --------------           ------------         -------------
Net increase                                        3,746,289      $    3,746,289             39,216,144         $  39,216,144
                                               ==============      ==============           ============         =============

<F2> Operations commenced on July 6, 1996.

8. Distributions to Shareholders

    On June 26, 1998, distributions to shareholders were recorded for Lindner Dividend Fund, Lindner Utility Fund, and Lindner High-Yield Bond Fund. Lindner Dividend Fund declared a $0.46 income dividend for its Investor shares ($0.45 for its Institutional shares), Lindner Utility Fund declared a $0.09 income dividend for its Investor shares ($0.08 for its Institutional shares), and Lindner High-Yield Bond Fund declared a $0.12 income dividend for its Investor shares ($0.11 for its Institutional shares).

                             FINANCIAL HIGHLIGHTS
           (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                         INCOME (LOSS) FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
                 --------------------------------------------------------     -----------------------------------------------
                                              Net Realized                                   Distributions
                                                  and                                          from Net
                 Net Asset                    Unrealized         Total         Dividends       Realized
                  Value,           Net           Gains            from         from Net       Gains from
                 Beginning     Investment     (Losses) on      Investment     Investment      Investment           Total
                 of Period       Income       Investments      Operations       Income       Transactions      Distributions
-----------------------------------------------------------------------------------------------------------------------------
 LINDNER GROWTH FUND <F1>
 ------------------------
 1994              $22.32         $0.38           $0.71           $1.09          $0.46           $0.53             $0.99
 1995              $22.42         $0.43           $2.66           $3.09          $0.34           $1.84             $2.18
 1996              $23.33         $0.40           $4.47           $4.87          $0.47           $1.34             $1.81
 1997              $26.39         $0.36           $2.72           $3.08          $0.39           $3.10             $3.49
 1998              $25.98         $0.38          ($0.27)          $0.11          $0.34           $3.48             $3.82
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER DIVIDEND FUND <F2>
 ---------------------------
 Period Ended February 28,
 1994              $27.01         $1.88           $1.06           $2.94          $1.74           $0.58             $2.32
 1995              $27.63         $1.93          ($2.13)         ($0.20)         $1.90           $0.57             $2.47
 Period Ended June 30,
 1995              $24.96         $0.95           $1.05           $2.00          $0.96           $0.00             $0.96
 1996              $26.00         $1.80           $2.29           $4.09          $1.79           $0.23             $2.02
 1997              $28.07         $1.63           $0.70           $2.33          $1.68           $0.78             $2.46
 1998              $27.94         $1.83           $2.02           $3.85          $1.71           $2.49             $4.20
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER UTILITY FUND <F3>
 -------------------------
 Period Ended June 30,
 1994              $10.00         $0.05          ($0.01)          $0.04          $0.02           $0.00             $0.02
 1995              $10.02         $0.39           $0.84           $1.23          $0.39           $0.09             $0.48
 1996              $10.77         $0.35           $3.42           $3.77          $0.34           $0.00             $0.34
 1997              $14.20         $0.39           $1.60           $1.99          $0.42           $0.02             $0.44
 1998              $15.75         $0.37           $1.96           $2.33          $0.37           $0.93             $1.30
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER/RYBACK SMALL-CAP FUND <F5>
 ----------------------------------
 Period Ended June 30,
 1994               $5.00         $0.01          ($0.22)         ($0.21)         $0.00           $0.00             $0.00
 1995               $4.79        ($0.03)          $0.71           $0.68          $0.01           $0.00             $0.01
 1996               $5.46         $0.00           $1.30           $1.30          $0.00           $0.61             $0.61
 1997               $6.15         $0.04           $1.49           $1.53          $0.01           $0.00             $0.01
 1998               $7.67         $0.09           $1.07           $1.16          $0.04           $0.30             $0.34
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER INTERNATIONAL FUND <F6>
 -------------------------------
 Period Ended June 30,
 1995               $9.00         $0.07           $0.02           $0.09          $0.00           $0.00             $0.00
 1996               $9.09        ($0.01)          $0.86           $0.85          $0.05           $0.00             $0.05
 1997               $9.89        ($0.01)          $1.45           $1.44          $0.00           $0.14             $0.14
 1998              $11.19        ($0.15)         ($2.11)         ($2.26)         $0.00           $0.22             $0.22
-----------------------------------------------------------------------------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTAL DATA
                                                  ------------------------------------------------------------------
                                                                         Ratio of Net
                                                                          Investment                       Net
                   Net Asset                       Ratio of                Income                         Assets,
                    Value,                         Expenses                  to           Portfolio        End of
                    End of           Total        to Average              Average         Turnover         Period
                    Period          Return <F7>   Net Assets             Net Assets         Rate       (In Millions)
-----------------------------------------------------------------------------------------------------------------------------
 LINDNER GROWTH FUND <F1>
 ------------------------
 1994                $22.42          4.83%         0.65%                      1.69%        37.92%          $1,528
 1995                $23.33         14.89%         0.54%                      1.89%        24.94%          $1,446
 1996                $26.39         21.95%         0.63% <F8>                 1.53%        39.49%          $1,446
 1997                $25.98         12.50%         0.44%                      1.39%        36.39%          $1,495
 1998                $22.27          0.31%         0.44%                      1.29%        44.43%          $1,003
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER DIVIDEND FUND <F2>
 --------------------------
 Period Ended February 28,
 1994                $27.63         11.19%         0.64%                      7.01%        43.20%          $1,532
 1995                $24.96         -0.44%         0.61%                      7.76%        29.79%          $1,697
 Period Ended June 30,
 1995                $26.00          8.12%         0.21%                      2.43%        11.00%          $1,903
 1996                $28.07         16.14%         0.60% <F8>                 6.62%        30.24%          $2,293
 1997                $27.94          8.75%         0.60%                      5.74%        40.32%          $2,017
 1998                $27.59         14.75%         0.61%                      6.29%        28.56%          $1,616
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER UTILITY FUND <F3>
 -------------------------
 Period Ended June 30,
 1994                $10.02          0.39%         1.30%                      0.76%        44.95%             $11
 1995                $10.77         12.51%         1.04%                      3.02%       190.70%             $18
 1996                $14.20         35.39%         0.95% <F8>                 2.87%        98.58%             $32
 1997                $15.75         14.29%         0.89%                      2.81%        86.44%             $47
 1998                $16.78         15.53%         0.91%                      2.21%        99.37%             $43
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER/RYBACK SMALL-CAP FUND <F5>
 ----------------------------------
 Period Ended June 30,
 1994                 $4.79         -4.20%         0.96%                      0.52%         5.03%              $5
 1995                 $5.46         14.32%         1.65%                     -0.57%       158.62%              $8
 1996                 $6.15         25.70%         1.22% <F8>                -0.04%       103.05%             $10
 1997                 $7.67         24.96%         0.96%                      0.46%        49.49%             $25
 1998                 $8.49         15.24%         0.87%                      1.13%        24.52%             $54
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER INTERNATIONAL FUND <F6>
 -------------------------------
 Period Ended June 30,
 1995                 $9.09          1.00%         1.26%                      1.02%         0.00%            $0.3
 1996                 $9.89          9.41%         2.57% <F8>                 0.05%        48.40%            $1.2
 1997                $11.19         14.76%         1.96%                     -0.14%        37.79%            $4.7
 1998                 $8.71        -20.31%         2.25%                     -1.14%        44.25%            $2.6
-----------------------------------------------------------------------------------------------------------------------------

52


                         INCOME (LOSS) FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
                 --------------------------------------------------------    ------------------------------------------------
                                              Net Realized                                   Distributions
                                                  and                                          from Net
                 Net Asset                    Unrealized         Total        Dividends        Realized
                   Value,          Net           Gains            from        from Net        Gains from
                 Beginning     Investment     (Losses) on      Investment    Investment       Investment           Total
                 of Period       Income       Investments      Operations      Income        Transactions      Distributions
 ----------------------------------------------------------------------------------------------------------------------------
 LINDNER HIGH-YIELD BOND FUND <F9>
 -------------------------------
 Period Ended June 30,

 1998              $10.00         $0.13           $0.09           $0.22          $0.12           $0.00             $0.12
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER BULWARK FUND <F4>
 -------------------------
 Period Ended June 30,
 1994               $7.00         $0.01           $0.16           $0.17          $0.00           $0.00             $0.00
 1995               $7.17         $0.11          ($0.10)          $0.01          $0.05           $0.04             $0.09
 1996               $7.09         $0.26           $1.32           $1.58          $0.31           $0.00             $0.31
 1997               $8.36         $0.29          ($1.81)         ($1.52)         $0.14           $0.00             $0.14
 1998               $6.70         $0.23          ($0.89)         ($0.66)         $0.39           $0.00             $0.39
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER GOVERNMENT MONEY MARKET FUND <F10>
 ------------------------------------------
 Period Ended June 30,
 1997               $1.00         $0.05           $0.00           $0.05          $0.05           $0.00             $0.05
 1998               $1.00         $0.05           $0.00           $0.05          $0.05           $0.00             $0.05
-----------------------------------------------------------------------------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTAL DATA
                                                  ------------------------------------------------------------------
                                                                         Ratio of Net
                                                                          Investment                       Net
                   Net Asset                       Ratio of                Income                         Assets,
                    Value,                         Expenses                  to           Portfolio        End of
                    End of           Total        to Average              Average         Turnover         Period
                    Period          Return <F7>   Net Assets             Net Assets         Rate       (In Millions)
-----------------------------------------------------------------------------------------------------------------------------
 LINDNER HI-YIELD BOND FUND <F9>
 -------------------------------
 Period Ended June 30,
 1998                $10.10          2.20%         0.76%                      4.90%         5.97%           $1.6
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER BULWARK FUND <F4>
 -------------------------
 Period Ended June 30,
 1994                 $7.17          2.43%         0.66%                      0.26%         0.89%            $31
 1995                 $7.09          0.10%         1.27%                      2.45%       122.64%            $65
 1996                 $8.36         23.44%         1.24% <F8>                 2.45%       139.82%            $62
 1997                 $6.70        -18.43%         1.20%                      3.86%       457.57%            $68
 1998                 $5.65        -10.08%         1.23%                      1.66%       109.32%            $28
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER GOVERNMENT MONEY MARKET FUND <F10>
 ------------------------------------------
 Period Ended June 30,
 1997                 $1.00          5.02%         0.43%                      5.45%           --           $39.2
 1998                 $1.00          5.21%         0.50%                      5.08%           --           $42.9
-----------------------------------------------------------------------------------------------------------------------------


 <F1> Historical performance information is for Lindner Fund, Inc. ("LGFI"), the predecessor of the Lindner Growth Fund series of the Trust. The Lindner Growth Fund series of the Trust succeeded to all of the assets and liabilities of LGFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LGFI on June 29, 1995.

 <F2> Historical performance information is for Lindner Dividend Fund, Inc.
      ("LDFI"), the predecessor of the Lindner Dividend Fund series of the Trust. The Lindner Dividend Fund series of the Trust succeeded to all of the assets and liabilities of LDFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LDFI on June 29, 1995.

 <F3> Operations commenced on October 4, 1993.

 <F4> Operations commenced on January 24, 1994.

 <F5> Operations commenced on February 11, 1994.

 <F6> Operations commenced on January 1, 1995.

 <F7> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

 <F8> Expense ratio for periods after September 1, 1995, are computed using gross expenses which include fees reduced in connection with specific agreements.

 <F9> Operations commenced on April 13, 1998.

<F10> Operations commenced on July 6, 1996.

                                                                             53


                                   (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                         INCOME (LOSS) FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
                 --------------------------------------------------------     -----------------------------------------------
                                             Net Realized                                   Distributions
                                                 and                                          from Net
                 Net Asset                    Unrealized         Total         Dividends      Realized
                  Value,          Net            Gains            from         from Net      Gains from
                 Beginning    Investment      (Losses) on      Investment     Investment     Investment          Total
                 of Period      Income        Investments      Operations       Income      Transactions      Distributions
-----------------------------------------------------------------------------------------------------------------------------
 LINDNER GROWTH FUND
 -------------------
 1997 <F1>         $26.39         $0.34           $2.68           $3.02          $0.37           $3.10             $3.47
 1998              $25.94         $0.35          ($0.31)          $0.04          $0.31           $3.48             $3.79
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER DIVIDEND FUND
 ----------------------
 1997 <F2>         $28.07         $1.61           $0.66           $2.27          $1.66           $0.78             $2.44
 1998              $27.90         $1.78           $2.00           $3.78          $1.66           $2.49             $4.15
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER UTILITY FUND
 --------------------
 1997 <F3>         $14.20         $0.27           $1.59           $1.86          $0.31           $0.02             $0.33
 1998              $15.74         $0.26           $2.03           $2.29          $0.26           $0.93             $1.19
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER/RYBACK SMALL-CAP FUND
 -----------------------------
 1997 <F4>          $6.15         $0.04           $1.49           $1.53          $0.01           $0.00             $0.01
 1998               $7.67         $0.08           $1.06           $1.14          $0.03           $0.30             $0.33
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER BULWARK FUND
 --------------------
 1997 <F5>          $8.36         $0.26          ($1.81)         ($1.55)         $0.14           $0.00             $0.14
 1998               $6.67        ($0.16)         ($0.49)         ($0.65)         $0.00           $0.00             $0.00
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER INTERNATIONAL FUND
 --------------------------
 1997 <F6>          $9.89        ($0.04)          $1.45           $1.41          $0.00           $0.14             $0.14
 1998              $11.16        ($0.15)         ($2.16)         ($2.31)         $0.00           $0.22             $0.22
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER HIGH-YIELD BOND FUND
 ----------------------------
 Period Ended June 30,
 1998 <F8>         $10.09         $0.12           $0.02           $0.14          $0.11           $0.00             $0.11
-----------------------------------------------------------------------------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------------------------
                                                                         Ratio of Net
                                                                          Investment                       Net
                   Net Asset                       Ratio of                Income                         Assets,
                    Value,                         Expenses                  to           Portfolio        End of
                    End of           Total        to Average              Average         Turnover         Period
                    Period          Return <F7>   Net Assets             Net Assets         Rate       (In Millions)
-----------------------------------------------------------------------------------------------------------------------------

 LINDNER GROWTH FUND
 -------------------
 1997 <F1>           $25.94         15.36%         0.46%                      1.29%         36.39%          $101.6
 1998                $22.20          0.08%         0.75%                      1.05%         44.43%          $369.1
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER DIVIDEND FUND
 ---------------------
 1997 <F2>           $27.90          9.84%         0.85%                      5.69%         40.32%          $2,010
 1998                $27.53         14.49%         0.88%                      6.14%         28.56%          $2,777
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER UTILITY FUND
 --------------------
 1997 <F3>           $15.74         14.52%         0.75%                      2.42%         86.44%           $53.8
 1998                $16.84         15.23%         1.22%                      1.99%         99.37%            $8.5
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER/RYBACK SMALL-CAP FUND
 -----------------------------
 1997 <F4>            $7.67         21.21%         0.59%                      0.26%         49.49%            $0.2
 1998                 $8.48         15.02%         1.31%                      0.99%         24.52%          $154.0
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER BULWARK FUND
 --------------------
 1997 <F5>            $6.67        -18.61%         1.37%                      4.45%        457.57%           $1.57
 1998                 $6.02         -9.75%         1.86%                     16.68%        109.32%            $0.1
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER INTERNATIONAL FUND
 --------------------------
 1997 <F6>           $11.16         17.06%         1.48%                     -0.13%         37.79%            $0.4
 1998                 $8.63        -20.82%         2.67%                     -1.47%         44.25%            $0.3
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 LINDNER HIGH-YIELD BOND FUND
 ----------------------------
 Period Ended June 30,
 1998 <F8>           $10.12          1.39%        -0.09%                      0.53%          5.97%            $0.1
-----------------------------------------------------------------------------------------------------------------------------


 <F1> For the period July 12, 1996 (initial purchase) to June 30, 1997.

 <F2> For the period July 9, 1996 (initial purchase) to June 30, 1997.

 <F3> For the period October 31, 1996 (initial purchase) to June 30, 1997.

 <F4> For the period November 1, 1996 (initial purchase) to June 30, 1997.

 <F5> For the period July 11, 1996 (initial purchase) to June 30, 1997.

 <F6> For the period November 1, 1996 (initial purchase) to June 30, 1997.

 <F7> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

 <F8> For the period June 16, 1998 (initial purchase) to June 30, 1998.

INDEPENDENT AUDITORS' REPORT

Lindner Growth Fund,
Lindner Dividend Fund,
Lindner Utility Fund,
Lindner/Ryback Small-Cap Fund,
Lindner Bulwark Fund,
Lindner International Fund,
Lindner Government Money Market Fund, and
Lindner High-Yield Bond Fund

To the Trustees and Shareholders of Lindner Investments:

We have audited the accompanying statements of assets and liabilities of the Lindner Growth Fund, the Lindner Dividend Fund, the Lindner Utility Fund, the Lindner/Ryback Small-Cap Fund, the Lindner Bulwark Fund, the Lindner International Fund, the Lindner Government Money Market Fund and the
Lindner High-Yield Bond Fund, including the schedules of investments, as of June 30, 1998, and the related statements of operations for the period then ended, the statement of changes in net assets for the periods ended June 30, 1998 and 1997, and the financial highlights for each of the periods in the five year period ended June 30, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by corresponding with the Funds' custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds at June 30, 1998, and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP



St. Louis, Missouri
August 7, 1998
                                                                             55

LINDNER INVESTMENTS
7711 Carondelet Avenue, Suite 700
St. Louis, Missouri 63105
Tel: 314-727-5305
Fax: 314-727-9306

BOARD OF TRUSTEES
Robert L. Byman
Terence P. Fitzgerald
Marc P. Hartstein
Peter S. Horos
Donald J. Murphy
Dennis P. Nash
Eric E. Ryback
Doug T. Valassis

INVESTMENT ADVISER
Ryback Management Corporation

CUSTODIANS
Star Bank, N.A.
The Chase Manhattan Bank, N.A.

COUNSEL
Dykema Gossett PLLC

INDEPENDENT AUDITORS
Deloitte & Touche LLP

TRANSFER AGENT
Ryback Management Corporation


[LOGO] LINDNER(R)
       FUNDS
ADVISED BY RYBACK MANAGEMENT CORPORATION(TM)

www.lindnerfunds.com


                                 The Lindner Funds


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